Semi-Annual
                 Report

                September 30, 2001          [PHOTO]
                       (Unaudited)



         International Equity Fund

              Emerging Growth Fund

            Aggressive Growth Fund

                 Growth/Value Fund             THE MARK OF EXCELLENCE(SM)

                       Equity Fund

                  Enhanced 30 Fund

                   Value Plus Fund

                      Utility Fund



                                        LOGO
                                             TOUCHSTONE
                                             -----------------------------------
                                                                 Family of Funds

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                  Capital Appreciation    o    Income
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

                                                               TABLE OF CONTENTS

                                                                            Page
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Letter from the President                                                      3
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Statements of Assets and Liabilities                                         4-7
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Statements of Operations                                                    8-10
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Statements of Changes in Net Assets                                        11-16
--------------------------------------------------------------------------------

Financial Highlights                                                       17-40
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Notes to Financial Statements                                              41-54
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Portfolios of Investments:
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     International Equity Fund                                             55-60
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     Emerging Growth Fund                                                  61-65
--------------------------------------------------------------------------------

     Aggressive Growth Fund                                                65-67
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     Growth/Value Fund                                                     68-69
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     Equity Fund                                                           70-71
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     Enhanced 30 Fund                                                      72-73
--------------------------------------------------------------------------------

     Value Plus Fund                                                       74-76
--------------------------------------------------------------------------------

     Utility Fund                                                          77-78
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                           TOUCHSTONE FAMILY OF FUNDS
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                                        2
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

LETTER FROM THE PRESIDENT
================================================================================
                                                                         [PHOTO]
Dear Fellow Shareholders:

As we prepare this report, the impact of the tragic events of September 11, 2001 is still felt by our nation and many in the world. Our sincere condolences go to those who may have lost family and friends in these events.

Included with this letter is the Touchstone Strategic Trust's semi-annual report for the six months ended September 30, 2001. This report incorporates financial data and performance information for Touchstone International Equity Fund, Touchstone Emerging Growth Fund, Touchstone Aggressive Growth Fund, Touchstone Growth/Value Fund, Touchstone Equity Fund, Touchstone Enhanced 30 Fund, Touchstone Value Plus Fund and Touchstone Utility Fund. These eight equity funds are part of the Touchstone Family of Funds, which consists of twenty mutual funds provided to meet a variety of investment needs.

The U.S. economy was already weak prior to September 11th. GDP growth slowed in the second quarter of 2001 and is expected to show negative growth in the third quarter of this year. Since the terrorist actions and the U.S. countermeasures, consumers and businesses have retrenched in a natural response to rising uncertainties. Although the consensus of economists is that we are now in a recession, recent steps taken in Washington D.C. - federal income tax rate cuts and rebates, in addition to nine cuts in the Fed funds target rate since the beginning of the year - should help stabilize the economy. We believe that the U.S. financial system is strong and capable of weathering any assault.

Heavy selling pressures resulted in sharply declining stock prices as the markets adjusted to an unprecedented four-day closure of the New York Stock Exchange in September. Equities have since recovered toward pre-crisis levels. Investor anxiety resulted in equity mutual funds showing heavy redemptions in the third quarter. Although the Touchstone Strategic Trust saw some outflows, they were offset by continued inflows into our funds.

We continue to believe that diversification is the best strategy for long-term investors. No matter what uncertainties the world environment brings, our professional fund managers are focused on the long-term, discovering opportunities and utilizing a disciplined approach in portfolio management.

Thank you for your continued confidence in the Touchstone Family of Funds. We remain committed to helping you achieve your financial goals.

Best regards,

/s/ Jill T. McGruder

Jill T. McGruder
President
Touchstone Family of Funds

Touchstone mutual funds are distributed by Touchstone Securities, Inc., a member of NASD and SIPC.

                           TOUCHSTONE FAMILY OF FUNDS
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                                        3
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

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2001 (Unaudited)
======================================================================================================================
                                                             INTERNATIONAL     EMERGING      AGGRESSIVE      GROWTH/
                                                                 EQUITY         GROWTH         GROWTH         VALUE
(000's)                                                           FUND           FUND           FUND           FUND
----------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At amortized cost ......................................    $   13,140     $   83,255     $   17,919     $  194,038
                                                               =======================================================
   At market value ........................................    $   11,805     $   77,050     $   10,989     $  141,122
Cash ......................................................         2,310          9,581            272             34
Foreign currency ..........................................            23             --             --             --
Dividends receivable ......................................            19             35              1             47
Receivable for capital shares sold ........................            --            797             20          1,039
Receivable for securities sold ............................            28             51             --             --
Receivable from affiliates ................................            61              6             --             --
Foreign tax reclaims ......................................            10             --             --             --
Other assets ..............................................             4             --             27             35
                                                               -------------------------------------------------------
TOTAL ASSETS ..............................................        14,260         87,520         11,309        142,277
                                                               -------------------------------------------------------

LIABILITIES
Dividends payable .........................................             1             --             --             --
Payable for securities purchased ..........................         3,681          1,387             --          3,388
Payable for capital shares redeemed .......................            --             93             29            281
Payable to affiliates .....................................            --             --              2            148
Line of credit ............................................            --             --          2,035             --
Loss on forward contracts .................................            57             --             --             --
Other accrued expenses and liabilities ....................            43            222             11             50
                                                               -------------------------------------------------------
TOTAL LIABILITIES .........................................         3,782          1,702          2,077          3,867
                                                               -------------------------------------------------------

NET ASSETS ................................................    $   10,478     $   85,818     $    9,232     $  138,410
                                                               =======================================================

NET ASSETS CONSIST OF:
Paid-in capital ...........................................    $   15,604     $   92,537     $   18,560     $  212,439
Accumulated net investment income (loss) ..................             5           (277)          (155)          (953)
Accumulated net realized losses from security transactions         (3,741)          (237)        (2,242)       (20,160)
Net unrealized depreciation on investments ................        (1,390)        (6,205)        (6,931)       (52,916)
                                                               -------------------------------------------------------

NET ASSETS ................................................    $   10,478     $   85,818     $    9,232     $  138,410
                                                               =======================================================

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares .................    $    7,121     $   64,220     $    7,909     $  102,288
                                                               =======================================================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value .....................         1,041          4,115            799          6,329
                                                               =======================================================
Net asset value and redemption price per share ............    $     6.84     $    15.61     $     9.90     $    16.16
                                                               =======================================================
Maximum offering price per share ..........................    $     7.26     $    16.56     $    10.50     $    17.15
                                                               =======================================================

                           TOUCHSTONE FAMILY OF FUNDS
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

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2001 (Unaudited)
======================================================================================================================
                                                             INTERNATIONAL     EMERGING      AGGRESSIVE      GROWTH/
                                                                 EQUITY         GROWTH         GROWTH         VALUE
(000's)                                                           FUND           FUND           FUND           FUND
----------------------------------------------------------------------------------------------------------------------
PRICING OF CLASS B SHARES
Net assets attributable to Class B shares .................    $       32     $    2,445     $       87     $    1,409
                                                               -------------------------------------------------------
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value .....................             5            167              9             89
                                                               -------------------------------------------------------
Net asset value and redemption price per share ............    $     6.50     $    14.65     $     9.81     $    15.86
                                                               -------------------------------------------------------
Maximum offering price per share ..........................    $     6.50     $    14.65     $     9.81     $    15.86
                                                               -------------------------------------------------------

PRICING OF CLASS C SHARES
Net assets attributable to Class C shares .................    $    3,325     $   19,153     $    1,236     $   34,713
                                                               -------------------------------------------------------
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ....................           512          1,307            126          2,192
                                                               -------------------------------------------------------
Net asset value and redemption price per share ............    $     6.49     $    14.65     $     9.82     $    15.84
                                                               -------------------------------------------------------
Maximum offering price per share ..........................    $     6.49     $    14.65     $     9.82     $    15.84
                                                               -------------------------------------------------------

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
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

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2001 (Unaudited)
======================================================================================================================
                                                                 EQUITY       ENHANCED 30    VALUE PLUS      UTILITY
(000's)                                                           FUND           FUND           FUND           FUND
----------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At amortized cost ......................................    $   81,665     $    7,720     $   79,932     $   21,420
                                                               =======================================================
   At market value ........................................    $   64,349     $    6,288     $   72,000     $   20,337
Cash ......................................................            --             --          1,856              3
Dividends and interest receivable .........................            21             10             39             50
Receivable for securities sold ............................           658             --          1,500          1,200
Receivable from affiliates ................................            --             23             32             --
Receivable for capital shares sold ........................           124            254             --             32
Foreign tax reclaims ......................................            --             --              4             --
Other assets ..............................................            22             23             --             25
                                                               -------------------------------------------------------
TOTAL ASSETS ..............................................        65,174          6,598         75,431         21,647
                                                               -------------------------------------------------------

LIABILITIES
Bank overdraft ............................................             5             --             --             --
Dividends payable .........................................            --             --             57             18
Payable for securities purchased ..........................            --             --             --          1,014
Payable for capital shares redeemed .......................           135             --              1            520
Payable to affiliates .....................................            50              7             --              7
Other accrued expenses and liabilities ....................            33              5            238             10
                                                               -------------------------------------------------------
TOTAL LIABILITIES .........................................           223             12            296          1,569
                                                               -------------------------------------------------------

NET ASSETS ................................................    $   64,951     $    6,586     $   75,135     $   20,078
                                                               =======================================================

NET ASSETS CONSIST OF:
Paid-in capital ...........................................    $   92,486     $    8,142     $   83,183     $   18,539
Accumulated net investment loss ...........................          (276)            --            (17)            (1)
Accumulated net realized gains (losses) from
   security transactions ..................................        (9,943)          (124)          (100)         2,623
Net unrealized depreciation on investments ................       (17,316)        (1,432)        (7,931)        (1,083)
                                                               -------------------------------------------------------

Net Assets ................................................    $   64,951     $    6,586     $   75,135     $   20,078
                                                               =======================================================

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares .................    $   63,188     $    6,044     $   73,146     $   18,447
                                                               =======================================================
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) .............         5,895            764          7,597          1,999
                                                               =======================================================
Net asset value and redemption price per share ............    $    10.72     $     7.91     $     9.63     $     9.23
                                                               =======================================================
Maximum offering price per share ..........................    $    11.37     $     8.39     $    10.22     $     9.79
                                                               =======================================================

PRICING OF CLASS B SHARES
Net assets attributable to Class B shares .................    $        7     $      241     $       10     $        4
                                                               =======================================================
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) .............           844             31              1              0(A)
                                                               =======================================================
Net asset value and redemption price per share ............    $    10.27     $     7.87     $     9.37     $     9.22
                                                               =======================================================
Maximum offering price per share ..........................    $    10.27     $     7.87     $     9.37     $     9.22
                                                               =======================================================

(A)  Amount rounds to less than 1.

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
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2001 (Unaudited)
======================================================================================================================
                                                                 EQUITY       ENHANCED 30    VALUE PLUS      UTILITY
(000's)                                                           FUND           FUND           FUND           FUND
----------------------------------------------------------------------------------------------------------------------
PRICING OF CLASS C SHARES
Net assets attributable to Class C shares .................    $    1,756     $      301     $    1,978     $    1,627
                                                               =======================================================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) (Note 5) ...........           171             38            211            176
                                                               =======================================================
Net asset value and redemption price per share (Note 2) ...    $    10.24     $     7.88     $     9.37     $     9.23
                                                               =======================================================
Maximum offering price per share (Note 2) .................    $    10.24     $     7.88     $     9.37     $     9.23
                                                               =======================================================

See accompanying notes to financial statements.

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
STATEMENTS OF OPERATIONS
====================================================================================================================================
                                                              INTERNATIONAL EQUITY FUND                 EMERGING GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                         SIX MONTHS     THREE                   SIX MONTHS     THREE
                                                           ENDED        MONTHS        YEAR        ENDED        MONTHS        YEAR
                                                         SEPT. 30,      ENDED        ENDED      SEPT. 30,      ENDED        ENDED
                                                            2001       MARCH 31,    DEC. 31,       2001       MARCH 31,    DEC. 31,
(000's)                                                 (Unaudited)      2001         2000     (Unaudited)      2001         2000
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends(A) .........................................    $     96     $     41     $    162     $     90     $     31     $     96
Interest .............................................          14            4           11          129           62           90
                                                          -------------------------------------------------------------------------
TOTAL INVESTMENT INCOME ..............................         110           45          173          219           93          186
                                                          -------------------------------------------------------------------------

EXPENSES
Investment advisory fees .............................          51           28          135          233           46          136
Distribution expenses, Class A .......................           8            4           21           53           11           31
Distribution expenses, Class B .......................          --           --           --            5           --           --
Distribution expenses, Class C .......................          19           11           57           70           15           47
Sponsor fees .........................................          11            6           28           58           12           34
Transfer agent fees, Common ..........................          --           --           56           --           --           59
Transfer agent fees, Class A .........................          16            4           --           22            4           --
Transfer agent fees, Class B .........................          13           --           --           14           --           --
Transfer agent fees, Class C .........................          13            3           --           15            3           --
Professional fees ....................................           5            3            6            4            3            8
Registration fees, Common ............................           7            4           28            7            2           28
Registration fees, Class A ...........................           1            1           --            1            2           --
Registration fees, Class B ...........................           1           --           --            1           --           --
Registration fees, Class C ...........................           1           --           --           --            1           --
Custodian fees .......................................          98           44          166           44           21           83
Trustees' fees and expenses ..........................           1            2            2           --            1            3
Reports to shareholders ..............................           5            2            5            2           --            7
Other expenses .......................................           1            1            1            1           --            1
                                                          -------------------------------------------------------------------------
TOTAL EXPENSES .......................................         251          113          505          530          121          437
Fees waived and/or expenses reimbursed
   by the Adviser ....................................        (145)         (59)        (237)         (38)         (23)        (148)
                                                          -------------------------------------------------------------------------
NET EXPENSES .........................................         106           54          268          492           98          289
                                                          -------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS) .........................           4           (9)         (95)        (273)          (5)        (103)
                                                          -------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS
Net realized gains (losses) from:
   Security transactions .............................      (2,602)        (622)       1,310          (81)         (46)       2,634
   Foreign currency transactions .....................         (46)          (8)         (49)          --           --           --
Net change in unrealized appreciation/depreciation on:
   Investments .......................................         864       (1,642)      (4,197)      (8,513)      (2,684)       1,456
   Foreign currency transactions .....................         (52)          (3)           2           --           --           --
                                                          -------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS ....................................      (1,832)      (2,275)      (2,934)      (8,594)      (2,730)       4,090
                                                          -------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS ...................................    $ (1,832)    $ (2,284)    $ (3,029)    $ (8,867)    $ (2,735)    $  3,987
                                                          =========================================================================

(A) Net of foreign tax withholding of: ...............          13           --           --           --           --           --

See accompanying notes to financial statements.

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
STATEMENTS OF OPERATIONS
For the Period Ended September 30, 2001 (Unaudited)(A)
======================================================================================================================
                                                               AGGRESSIVE      GROWTH/
                                                                 GROWTH         VALUE          EQUITY      ENHANCED 30
(000's)                                                           FUND           FUND           FUND           FUND
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends .................................................    $       17     $      316     $      121     $       53
Interest ..................................................             3            196             43              4
                                                               -------------------------------------------------------
TOTAL INVESTMENT INCOME ...................................            20            512            164             57
                                                               -------------------------------------------------------

EXPENSES
Investment advisory fees ..................................            86            821            245             22
Distribution expenses, Class A ............................             2            151             79              1
Distribution expenses, Class B ............................            --              4             --             --
Distribution expenses, Class C ............................             1            215             11             --
Transfer agent fees, Class A ..............................            23             88             15              6
Transfer agent fees, Class B ..............................             5              5              5              5
Transfer agent fees, Class C ..............................             6             51              6              6
Accounting services fees ..................................            23             29             25             23
Registration fees, Common .................................             4             --             21              6
Registration fees, Class A ................................             6             10              5              6
Registration fees, Class B ................................             4              5              4              3
Registration fees, Class C ................................             7              9              5              6
Interest expense ..........................................            29             --             --             --
Custodian fees ............................................            11             17             15              1
Professional fees .........................................             7             10             10              6
Postage and supplies ......................................            12             32             12              2
Trustees' fees and expenses ...............................             4              4              4              4
Sponsor fees ..............................................            --             --             --              2
Reports to shareholders ...................................            30             63             25             18
Other expenses ............................................            --             --             --              1
                                                               -------------------------------------------------------
TOTAL EXPENSES ............................................           260          1,514            487            118
Fees waived and/or expenses reimbursed by the Adviser .....           (85)           (50)           (47)           (83)
                                                               -------------------------------------------------------
NET EXPENSES ..............................................           175          1,464            440             35
                                                               -------------------------------------------------------

NET INVESTMENT INCOME (LOSS) ..............................          (155)          (952)          (276)            22
                                                               -------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from security transactions ....           138        (12,289)        (6,043)           (25)
Net change in unrealized appreciation/depreciation
   on investments .........................................        (3,757)       (22,079)       (14,422)          (768)
                                                               -------------------------------------------------------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS .........        (3,619)       (34,368)       (20,465)          (793)
                                                               -------------------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS ................    $   (3,774)    $  (35,320)    $  (20,741)    $     (771)
                                                               =======================================================

(A) Except for Class B shares which represents the period from the commencement of operations (May 1, 2001) through September 30, 2001.

See accompanying notes to financial statements.

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
STATEMENTS OF OPERATIONS
======================================================================================================================
                                                                           VALUE PLUS FUND                UTILITY FUND
----------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS                                   SIX MONTHS
                                                                 ENDED       THREE MONTHS       YEAR          ENDED
                                                               SEPT. 30,        ENDED          ENDED        SEPT. 30,
                                                                  2001        MARCH 31,       DEC. 31,         2001
(000's)                                                       (UNAUDITED)        2001           2000       (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends(A) ..............................................    $      507     $      181     $      669     $      370
Interest ..................................................            53             33            115              9
                                                               -------------------------------------------------------
TOTAL INVESTMENT INCOME ...................................           560            214            784            379
                                                               -------------------------------------------------------

EXPENSES
Investment advisory fees ..................................           280             96            326            103
Distribution expenses, Class A ............................            89             31            105             43
Distribution expenses, Class B ............................            --             --             --             --(B)
Distribution expenses, Class C ............................             9              5             14             15
Sponsor fees ..............................................            74             25             87             --
Transfer agent fees, Common ...............................            --             --             49             --
Transfer agent fees, Class A ..............................            12              3             --             14
Transfer agent fees, Class B ..............................             9             --             --              5
Transfer agent fees, Class C ..............................             9              3             --              6
Accounting services fees ..................................            --             --             --             23
Registration fees, Common .................................             8              5             33              7
Registration fees, Class A ................................             1             --             --              5
Registration fees, Class B ................................             1             --             --              2
Registration fees, Class C ................................             1             --             --              5
Custodian fees ............................................            65             26             98              4
Professional fees .........................................             5              2             12             14
Postage and supplies ......................................            --             --             --             10
Trustees' fees and expenses ...............................             2              2              5              4
Reports to shareholders ...................................            15              7              9             24
Other expenses ............................................             1              1             14             --
                                                               -------------------------------------------------------
TOTAL EXPENSES ............................................           581            206            752            284
Fees waived and/or expenses reimbursed by the Adviser .....           (89)           (37)          (179)           (89)
                                                               -------------------------------------------------------
NET EXPENSES ..............................................           492            169            573            195
                                                               -------------------------------------------------------

NET INVESTMENT INCOME .....................................            68             45            211            184
                                                               -------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from security transactions ....         1,253         (1,108)         1,308         (2,274)
Net change in unrealized appreciation/depreciation
   on investments .........................................        (8,538)        (1,346)           (33)        (5,781)
                                                               -------------------------------------------------------

NET REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS .........................................        (7,285)        (2,454)         1,275         (8,055)
                                                               -------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .....    $   (7,217)    $   (2,409)    $    1,486     $   (7,871)
                                                               =======================================================

(A) Net of foreign tax withholding of: ....................             4             --             --             --

(B) Amount rounds to less than $1.

See accompanying notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
======================================================================================================================
                                                                              INTERNATIONAL EQUITY FUND
----------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS
                                                                 ENDED       THREE MONTHS       YEAR           YEAR
                                                               SEPT. 30,        ENDED          ENDED          ENDED
                                                                2001(A)       MARCH 31,       DEC. 31,       DEC. 31,
(000's)                                                       (UNAUDITED)        2001           2000           1999
----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss) ..............................    $        4     $       (9)    $      (95)    $      (48)
Net realized gains (losses) from:
   Security transactions ..................................        (2,648)          (622)         1,310          2,823
   Foreign currency transactions ..........................            --             (8)           (49)           (59)
Net change in unrealized appreciation/depreciation on:
   Investments ............................................           812         (1,642)        (4,197)         1,714
   Foreign currency transactions ..........................            --             (3)             2             (1)
                                                               -------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .....        (1,832)        (2,284)        (3,029)         4,429
                                                               -------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A .......................            --             --            (98)           (16)
From net investment income, Class C .......................            --             --            (27)            --
From net realized gains on security transactions, Class A .            --             --         (1,753)          (691)
From net realized gains on security transactions Class C ..            --             --         (1,201)          (511)
In excess of net investment income, Class A ...............            --             --             --            (14)
Return of capital, Class A ................................            --             --             (7)            --
Return of capital, Class C ................................            --             --             (2)            --
                                                               -------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS
   TO SHAREHOLDERS ........................................            --             --         (3,088)        (1,232)
                                                               -------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold .................................        24,355          1,195          8,320            941
Reinvested distributions ..................................            --             --          1,847            716
Payments for shares redeemed ..............................       (22,516)        (1,096)        (7,927)        (1,381)
                                                               -------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CLASS A SHARE TRANSACTIONS .............................         1,839             99          2,240            276
                                                               -------------------------------------------------------
CLASS B
Proceeds from shares sold .................................            36             --             --             --
                                                               -------------------------------------------------------
CLASS C
Capital contribution ......................................            --             --             --          5,226
Proceeds from shares sold .................................         1,086            963          5,026            302
Reinvested distributions ..................................            --             --          1,230            511
Payments for shares redeemed ..............................        (2,023)           (39)        (5,264)          (870)
                                                               -------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CLASS C SHARE TRANSACTIONS .............................          (937)           924            992          5,169
                                                               -------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ...................          (894)        (1,261)        (2,885)         8,642
                                                               -------------------------------------------------------

NET ASSETS
Beginning of period .......................................        11,372         12,633         15,518          6,876
                                                               -------------------------------------------------------
End of period .............................................    $   10,478     $   11,372     $   12,633     $   15,518
                                                               =======================================================

(A) Except for Class B shares which represents the period from commencement of operations (May 1, 2001) through September 30, 2001.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       11
                                      ----

STATEMENTS OF CHANGES IN NET ASSETS
======================================================================================================================
                                                                                EMERGING GROWTH FUND
----------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS
                                                                 ENDED       THREE MONTHS       YEAR           YEAR
                                                               SEPT. 30,        ENDED          ENDED          ENDED
                                                                2001(A)       MARCH 31,       DEC. 31,       DEC. 31,
(000's)                                                       (UNAUDITED)        2001           2000           1999
----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss .......................................    $     (273)    $       (5)    $     (103)    $     (105)
Net realized gains (losses) from security transactions ....           (81)           (46)         2,634          2,395
Net change in unrealized appreciation/depreciation on
   investments ............................................        (8,513)        (2,684)         1,456          2,522
                                                               -------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .....        (8,867)        (2,735)         3,987          4,812
                                                               -------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains on security transactions, Class A .            --             --         (2,082)        (1,430)
From net realized gains on security transactions, Class C .            --             --           (828)          (532)
                                                               -------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS
   TO SHAREHOLDERS ........................................            --             --         (2,910)        (1,962)
                                                               -------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold .................................        60,836          7,063         15,411          1,412
Reinvested distributions ..................................            --             --          1,942          1,184
Payments for shares redeemed ..............................        (9,012)        (1,213)       (13,666)        (2,292)
                                                               -------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CLASS A SHARE TRANSACTIONS .............................        51,824          5,850          3,687            304
                                                               -------------------------------------------------------
CLASS B
Proceeds from shares sold .................................         2,844             --             --             --
Payments for shares redeemed ..............................           (88)            --             --             --
                                                               -------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CLASS B SHARE TRANSACTIONS .............................         2,756             --             --             --
                                                               -------------------------------------------------------
CLASS C
Capital contribution ......................................            --             --             --          3,284
Proceeds from shares sold .................................        14,401          3,016          5,877            327
Reinvested distributions ..................................            --             --            822            532
Payments for shares redeemed ..............................        (1,037)          (159)        (5,402)          (924)
                                                               -------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CLASS C SHARE TRANSACTIONS .............................        13,364          2,857          1,297          3,219
                                                               -------------------------------------------------------

TOTAL INCREASE IN NET ASSETS ..............................        59,077          5,972          6,061          6,373
                                                               -------------------------------------------------------

NET ASSETS
Beginning of period .......................................        26,741         20,769         14,708          8,335
End of period .............................................    $   85,818     $   26,741     $   20,769     $   14,708
                                                               =======================================================

(A) Except for Class B shares which represents the period from commencement of operations (May 1, 2001) through September 30, 2001.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       12
                                      ----

STATEMENTS OF CHANGES IN NET ASSETS
====================================================================================================================================
                                                            AGGRESSIVE GROWTH           GROWTH/VALUE                 EQUITY
                                                                  FUND                      FUND                      FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                         SIX MONTHS                SIX MONTHS                SIX MONTHS
                                                           ENDED         YEAR        ENDED         YEAR        ENDED         YEAR
                                                         SEPT. 30,      ENDED      SEPT. 30,      ENDED      SEPT. 30,      ENDED
                                                          2001(C)     MARCH 31,     2001(C)     MARCH 31,     2001(C)     MARCH 31,
(000's)                                                 (UNAUDITED)    2001(A)    (UNAUDITED)    2001(B)    (UNAUDITED)      2001
------------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss ..................................    $   (155)    $   (513)    $   (952)    $ (1,074)    $   (276)    $   (396)
Net realized gains (losses) from security transactions         138       (3,351)     (12,289)      (8,636)      (6,043)      (1,041)
Net change in unrealized appreciation/
   depreciation on investments .......................      (3,757)     (21,052)     (22,079)     (68,034)     (14,422)     (25,594)
                                                          -------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS ...................................      (3,774)     (24,916)     (35,320)     (77,744)     (20,741)     (27,031)
                                                          -------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains on security transactions,
   Class A ...........................................          --           --           --           --           --       (2,702)
From net realized gains on security transaction,
   Class C ...........................................          --           --           --           --           --         (156)
                                                          -------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS
   TO SHAREHOLDERS ...................................          --           --           --           --           --       (2,858)
                                                          -------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold ............................       2,784       21,675       47,816      131,461       74,213       17,919
Reinvested distributions .............................          --           --           --           --           --        2,666
Payments for shares redeemed .........................      (8,977)     (21,590)     (27,423)     (44,095)     (15,259)     (33,091)
                                                          -------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CLASS A SHARE TRANSACTIONS ........................      (6,193)          85       20,393       87,366       58,954      (12,506)
                                                          -------------------------------------------------------------------------
CLASS B
Proceeds from shares sold ............................         120           --        1,833           --           10           --
Payments for shares redeemed .........................          (1)          --          (12)          --           --           --
                                                          -------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CLASS B SHARE TRANSACTIONS ........................         119           --        1,821           --           10           --
                                                          -------------------------------------------------------------------------
CLASS C
Proceeds from shares sold ............................         379        4,197       11,712       48,337           94          523
Reinvested distributions .............................          --           --           --           --           --          153
Payments for shares redeemed .........................        (212)        (624)      (4,106)      (3,909)        (178)        (361)
                                                          -------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CLASS C SHARE TRANSACTIONS ........................         167        3,573        7,606       44,428          (84)         315
                                                          -------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..............      (9,681)     (21,258)      (5,500)      54,050      (38,139)     (42,080)
                                                          -------------------------------------------------------------------------

NET ASSETS
Beginning of period ..................................      18,913       40,171      143,910       89,860       26,812       68,892
                                                          -------------------------------------------------------------------------
End of period ........................................    $  9,232     $ 18,913     $138,410     $143,910     $ 64,951     $ 26,812
                                                          =========================================================================

(A) Except for Class C shares which represents the period from commencement of operations (May 17, 2000) through March 31, 2001.

(B) Except for Class C shares which represents the period from commencement of operations (August 2, 1999) through March 31, 2000.

(C) Except for Class B shares which represents the period from commencement of operations (May 1, 2001) through September 30, 2001.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       13
                                      ----

STATEMENTS OF CHANGES IN NET ASSETS
====================================================================================================================================
                                                               ENHANCED 30                            VALUE PLUS
                                                                  FUND                                   FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                         SIX MONTHS                SIX MONTHS     THREE
                                                           ENDED        PERIOD       ENDED        MONTHS        YEAR         YEAR
                                                         SEPT. 30,      ENDED      SEPT. 30,      ENDED        ENDED        ENDED
                                                          2001(B)     MARCH 31,     2001(B)      MARCH 31,    DEC. 31,     DEC. 31,
(000's)                                                 (UNAUDITED)    2001(A)    (UNAUDITED)      2001         2000         1999
------------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ................................    $     22     $     32     $     68     $     45     $    211     $     21
Net realized gains (losses) from security transactions         (25)         (99)       1,253       (1,108)       1,308        2,710
Net change in unrealized appreciation/depreciation
   on investments ....................................        (768)        (665)      (8,538)      (1,346)         (33)       1,608
                                                          -------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS ...................................        (771)        (732)      (7,217)      (2,409)       1,486        4,339
                                                          -------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A ..................         (21)         (32)         (84)         (46)        (203)         (33)
From net investment income, Class B ..................          (1)          --           --           --           --           --
From net investment income, Class C ..................          --           (0)          --           --           --           --
From net realized gains on security transactions,
   Class A ...........................................          --           --           --           --       (3,732)        (639)
From net realized gains on security transactions,
   Class C ...........................................          --           --           --           --         (165)         (11)
Return of capital, Class A ...........................          --           --           --           --         (963)          --
Return of capital, Class C ...........................          --           --           --           --          (41)          --
                                                          -------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS
   TO SHAREHOLDERS ...................................         (22)         (32)         (84)         (46)      (5,104)        (683)
                                                          -------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold ............................         566        6,958       37,500        4,860        9,710          987
Issued from Fund acquisition .........................          --           --           --           --       27,782           --
Reinvested distributions .............................          20           32           28           44        4,854          664
Payments for shares redeemed .........................         (23)         (22)      (8,664)        (901)     (20,873)        (508)
                                                          -------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CLASS A SHARE TRANSACTIONS ........................         563        6,968       28,864        4,003       21,473        1,143
                                                          -------------------------------------------------------------------------
CLASS B
Proceeds from shares sold ............................         266           --           10           --           --           --
Reinvested distributions .............................           1           --           --           --           --           --
                                                          -------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CLASS B SHARE TRANSACTIONS ........................         267           --           10           --           --
                                                          -------------------------------------------------------------------------
CLASS C
Capital contribution .................................          --           --           --           --           --          318
Proceeds from shares sold ............................         269          132          585           89          259          459
Issued from fund acquisition .........................          --           --           --           --        1,784           --
Reinvested distributions .............................          --            0           --           --          199           11
Payments for shares redeemed .........................         (56)          --         (170)        (308)        (635)        (299)
                                                          -------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CLASS C SHARE TRANSACTIONS ........................         213          132          415         (219)       1,607          489
                                                          -------------------------------------------------------------------------

TOTAL INCREASE IN NET ASSETS .........................         250        6,336       21,988        1,329       19,462        5,288
                                                          -------------------------------------------------------------------------

(A) Represents the period from the initial public offering (May 1, 2000 for Class A shares and May 16, 2000 for Class C shares) through March 31, 2001, respectively.

(B) Except for Class B shares which represents the period from commencement of operations (May 1, 2001) through September 30, 2001.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       14
                                      ----

STATEMENTS OF CHANGES IN NET ASSETS
====================================================================================================================================
                                                               ENHANCED 30                            VALUE PLUS
                                                                  FUND                                   FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                         SIX MONTHS                SIX MONTHS     THREE
                                                           ENDED        PERIOD       ENDED        MONTHS        YEAR         YEAR
                                                         SEPT. 30,      ENDED      SEPT. 30,      ENDED        ENDED        ENDED
                                                          2001(B)     MARCH 31,       2001      MARCH 31,     DEC. 31,     DEC. 31,
(000's)                                                 (UNAUDITED)    2001(A)    (UNAUDITED)      2001         2000         1999
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Beginning of period ..................................       6,336           --       53,147       51,818       32,356       27,068
                                                          -------------------------------------------------------------------------
End of period ........................................    $  6,586     $  6,336     $ 75,135     $ 53,147     $ 51,818     $ 32,356
                                                          =========================================================================

(A) Represents the period from the initial public offering (May 1, 2000 for Class A shares and May 16, 2000 for Class C shares) through March 31, 2001, respectively.

(B) Except for Class B shares which represents the period from commencement of operations (May 1, 2001) through September 30, 2001.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       15
                                      ----

STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================
                                                                              UTILITY
                                                                               FUND
----------------------------------------------------------------------------------------------
                                                                     SIX MONTHS
                                                                       ENDED           YEAR
                                                                     SEPT. 30,        ENDED
                                                                      2001(A)       MARCH 31,
(000's)                                                             (UNAUDITED)        2001
----------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ...........................................    $      184     $      402
Net realized gains (losses) from security transactions ..........        (2,274)         8,709
Net change in unrealized appreciation/depreciation on investments        (5,781)        (9,867)
                                                                     -------------------------
NET DECREASE IN NET ASSETS FROM OPERATIONS ......................        (7,871)          (756)
                                                                     -------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A .............................          (181)          (401)
From net investment income, Class B .............................             0(B)          --
From net investment income, Class C .............................            (3)            (3)
From net realized gains on security transactions, Class A .......            --         (3,532)
From net realized gains on security transactions, Class C .......            --           (280)
                                                                     -------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS .......          (184)        (4,216)
                                                                     -------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold .......................................           869          2,341
Reinvested distributions ........................................           155          3,442
Payments for shares redeemed ....................................        (3,732)        (8,525)
                                                                     -------------------------
NET DECREASE IN NET ASSETS FROM CLASS A SHARE TRANSACTIONS ......        (2,708)        (2,742)
                                                                     -------------------------
CLASS B
Proceeds from shares sold .......................................             5             --
Reinvested distributions ........................................             0(B)          --
                                                                     -------------------------
NET INCREASE IN NET ASSETS FROM CLASS B SHARE TRANSACTIONS ......             5             --
                                                                     -------------------------
CLASS C
Proceeds from shares sold .......................................            77            457
Reinvested distributions ........................................             2            199
Payments for shares redeemed ....................................          (207)          (778)
                                                                     -------------------------
NET DECREASE IN NET ASSETS FROM CLASS C SHARE TRANSACTIONS ......          (128)          (122)
                                                                     -------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .........................        10,888         (7,836)
                                                                     -------------------------

NET ASSETS
Beginning of period .............................................        30,966         38,802
                                                                     -------------------------
End of period ...................................................    $   20,078     $   30,966
                                                                     =========================

(A) Except for Class B shares which represents the period from commencement of operations (May 1, 2001) through September 30, 2001.

(B)  Amount rounds to less than 1.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       16
                                      ----

INTERNATIONAL EQUITY FUND--CLASS A
FINANCIAL HIGHLIGHTS
=============================================================================================================================
                                                                PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------
                                      SIX MONTHS        THREE
                                         ENDED         MONTHS          YEAR        YEAR        YEAR        YEAR        YEAR
                                       SEPT. 30,        ENDED          ENDED       ENDED       ENDED       ENDED       ENDED
                                         2001         MARCH 31,       DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,
                                      (UNAUDITED)       2001           2000        1999        1998        1997        1996
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning
   of period ........................   $  8.31        $ 10.08        $ 16.52     $ 12.89     $ 11.41     $ 10.63     $  9.58
                                        -------------------------------------------------------------------------------------

Income (loss) from investment
   operations:
   Net investment income ............        --             --             --          --          --(E)     0.02        0.05
   Net realized and unrealized
     gains (losses) on
     investments ....................     (1.47)         (1.77)         (3.18)       5.06        2.27        1.64        1.06
                                        -------------------------------------------------------------------------------------
Total from investment operations ....     (1.47)         (1.77)         (3.18)       5.06        2.27        1.66        1.11
                                        -------------------------------------------------------------------------------------

Less distributions:
   Dividends from net investment
     income .........................        --             --          (0.18)      (0.06)      (0.05)      (0.02)      (0.06)
   Distributions from net
     realized gains .................        --             --          (3.08)      (1.37)      (0.74)      (0.86)         --
   Return of capital ................        --             --             --(E)       --          --          --          --
                                        -------------------------------------------------------------------------------------
Total distributions .................        --             --          (3.26)      (1.43)      (0.79)      (0.88)      (0.06)
                                        -------------------------------------------------------------------------------------

Net asset value at end of period ....   $  6.84        $  8.31        $ 10.08     $ 16.52     $ 12.89     $ 11.41     $ 10.63
                                        =====================================================================================

Total return(A) .....................    (17.69%)(C)    (17.56%)(C)    (19.16%)     39.50%      19.94%      15.57%      11.61%
                                        =====================================================================================

Net assets at end of period (000's) .   $ 7,121        $ 6,384        $ 7,654     $ 9,043     $ 6,876     $ 4,761     $ 3,449
                                        =====================================================================================

Ratio of net expenses
   to average net assets(B) .........      1.60%(D)       1.58%(D)       1.60%       1.60%       1.60%       1.60%       1.60%

Ratio of net investment income (loss)
   to average net assets ............      0.44%(D)      (0.06%)(D)     (0.37%)     (0.08%)     (0.03%)      0.17%       0.42%

Portfolio turnover ..................       132%(D)        180%(D)        128%        155%        138%        151%         86%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 2.31%(D), 3.62%(D), 3.27%, 4.11%, 5.18%, 7.07% and 6.63% for the periods ended September 30,
     2001,  March 31, 2001 and  December 31, 2000,  1999,  1998,  1997 and 1996,
     respectively.

(C)  Not annualized.

(D)  Annualized.

(E)  Amount rounds to less than $0.01.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       17
                                      ----

INTERNATIONAL EQUITY FUND--CLASS B
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                  PERIOD
                                                                  ENDED
                                                                SEPT. 30,
                                                                 2001(A)
                                                               (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period ....................    $       8.45
                                                               ------------

Net realized and unrealized losses on investments .........           (1.95)
                                                               ------------

Net asset value at end of period ..........................    $       6.50
                                                               ------------

Total return(B) ...........................................          (23.08%)
                                                               ------------

Net assets at end of period (000's) .......................    $         32
                                                               ------------

Ratio of net expenses to average net assets(C) ............            2.35%(D)


Ratio of net investment loss to average net assets ........           (0.53%)(D)


Portfolio turnover rate ...................................             132%(D)


(A) Represents the period from the commencement of operations (May 1, 2001) through September 30, 2001.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C) Absent fee waivers and reimbursements by the Adviser, the ratio of expenses to average net assets for the period ended September 30, 2001 would have been 3.06%(D).

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       18
                                      ----

INTERNATIONAL EQUITY FUND--CLASS C
FINANCIAL HIGHLIGHTS
======================================================================================================================
                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS       THREE
                                                                 ENDED          MONTHS          YEAR           YEAR
                                                               SEPT. 30,        ENDED          ENDED          ENDED
                                                                  2001        MARCH 31,       DEC. 31,       DEC. 31,
                                                              (UNAUDITED)        2001           2000         1999(A)
----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ....................    $     7.88     $     9.57     $    15.92     $    12.51
                                                               -------------------------------------------------------

Income (loss) from investment operations:
   Net investment loss ....................................            --          (0.01)         (0.11)         (0.11)
   Net realized and unrealized gains (losses) on investments        (1.39)         (1.68)         (3.08)          4.89
                                                               -------------------------------------------------------
Total from investment operations ..........................         (1.39)         (1.69)         (3.19)          4.78
                                                               -------------------------------------------------------

Less distributions:
   Dividends from net investment income ...................            --             --          (0.08)            --
   Distributions from net realized gains ..................            --             --          (3.08)         (1.37)
   Return of capital ......................................            --             --          --(B)             --
                                                               -------------------------------------------------------
Total distributions .......................................            --             --          (3.16)         (1.37)
                                                               -------------------------------------------------------

Net asset value at end of period ..........................    $     6.49     $     7.88     $     9.57     $    15.92
                                                               =======================================================

Total return(C) ...........................................        (17.64%)(E)    (17.66%)(E)    (20.00%)        38.44%
                                                               =======================================================

Net assets at end of period (000's) .......................    $    3,325     $    4,988     $    4,979     $    6,475
                                                               =======================================================

Ratio of net expenses to average net assets(D) ............          2.35%(F)       2.35%(F)       2.35%          2.35%


Ratio of net investment loss to average net assets ........         (0.37%)(F)     (0.67%)(F)     (1.13%)        (0.81%)


Portfolio turnover ........................................           132%(F)        180%(F)        128%           155%

(A)  The class commenced operations on January 1, 1999.

(B)  Amount rounds to less than $0.01.

(C)  Total returns shown exclude the effects of applicable sales loads.

(D) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 3.06%(F), 4.37%(F), 4.02% and 4.86% for the periods ended September 30, 2001, March 31, 20

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       19
                                      ----

EMERGING GROWTH FUND--CLASS A
FINANCIAL HIGHLIGHTS
==================================================================================================================================
                                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------------------
                                           SIX MONTHS        THREE
                                              ENDED         MONTHS          YEAR        YEAR        YEAR        YEAR        YEAR
                                            SEPT. 30,        ENDED          ENDED       ENDED       ENDED       ENDED       ENDED
                                              2001         MARCH 31,      DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,
                                           (UNAUDITED)       2001           2000        1999        1998        1997        1996
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning
   of period .............................   $ 15.96        $ 17.93        $ 16.96     $ 13.40     $ 13.85     $ 11.55     $ 11.52
                                             -------------------------------------------------------------------------------------

Income  (loss) from investment operations:
   Net investment income (loss) ..........     (0.05)            --          (0.06)      (0.09)      (0.04)      (0.03)       0.01
   Net realized and unrealized
     gains (losses) on
     investments .........................     (0.30)         (1.97)          4.16        6.18        0.37        3.71        1.20
                                             -------------------------------------------------------------------------------------
Total from investment operations .........     (0.35)         (1.97)          4.10        6.09        0.33        3.68        1.21
                                             -------------------------------------------------------------------------------------

Less distributions:
   Dividends from net
     investment income ...................        --             --             --          --          --          --       (0.01)
   Distributions from net
     realized gains ......................        --             --          (3.13)      (2.53)      (0.78)      (1.38)      (1.17)
Total distributions ......................        --             --          (3.13)      (2.53)      (0.78)      (1.38)      (1.18)

Net asset value at end of period .........   $ 15.61        $ 15.96        $ 17.93     $ 16.96     $ 13.40     $ 13.85     $ 11.55
                                             =====================================================================================

Total return(A) ..........................     (2.19%)(C)    (10.99%)(C)     25.92%      45.85%       2.57%      32.20%      10.56%
                                             =====================================================================================
Net assets at end of period
   (000's) ...............................   $64,220        $19,141        $15,304     $10,743     $ 8,335     $ 4,949     $ 2,873
                                             =====================================================================================

Ratio of net expenses
   to average net assets(B) ..............      1.50%(D)       1.50%(D)       1.50%       1.50%       1.50%       1.50%       1.50%

Ratio of net investment loss
   to average net assets .................     (0.74%)(D)     (0.10%)(D)     (0.40%)     (0.66%)     (0.41%)     (0.30%)     (0.12%)

Portfolio turnover .......................        44%(D)         68%(D)         98%         97%         78%        101%        117%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 2.33%(D), 1.90%(D), 2.37%, 3.29%, 4.11%, 5.94% and 6.58% for the periods ended September 30,
     2001,  March 31, 2001 and  December 31, 2000,  1999,  1998,  1997 and 1996,
     respectively.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       20
                                      ----

EMERGING GROWTH FUND--CLASS B
FINANCIAL HIGHLIGHTS
================================================================================
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                   PERIOD
                                                                   ENDED
                                                                  SEPT. 30,
                                                                  2001(A)
                                                                 (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period ......................    $    16.45
                                                                 ----------

Loss from investment operations:
   Net investment loss ......................................         (0.05)
   Net realized and unrealized losses on investments ........         (1.75)
                                                                 ----------
Total from investment operations ............................         (1.80)
                                                                 ----------

Net asset value at end of period ............................    $    14.65
                                                                 ==========

Total return(B) .............................................        (10.94%)
                                                                 ==========

Net assets at end of period (000's) .........................    $    2,445
                                                                 ==========

Ratio of net expenses to average net assets(C) ..............          2.25%(D)

Ratio of net investment income to average net assets ........         (1.52%)(D)

Portfolio turnover rate .....................................            44%(D)

(A) Represents the period from commencement of operations (May 1, 2001) through September 30, 2001.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C) Absent fee waivers and reimbursements by the Adviser, the ratio of expenses to average net assets would have been 2.57%(D) for the period ended September 30, 2001.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       21
                                      ----

EMERGING GROWTH FUND--CLASS C
FINANCIAL HIGHLIGHTS
======================================================================================================================
                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS       THREE
                                                                 ENDED          MONTHS          YEAR           YEAR
                                                               SEPT. 30,        ENDED          ENDED          ENDED
                                                                  2001        MARCH 31,       DEC. 31,       DEC. 31,
                                                              (UNAUDITED)        2001           2000         1999(A)
----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ....................    $    15.01     $    16.87     $    16.29     $    13.04
                                                               -------------------------------------------------------

Income (loss) from investment operations:
   Net investment loss ....................................         (0.05)         (0.02)         (0.17)         (0.19)
   Net realized and unrealized gains (losses) on investments        (0.31)         (1.84)          3.88           5.97
                                                               -------------------------------------------------------
Total from investment operations ..........................         (0.36)         (1.86)          3.71           5.78
                                                               -------------------------------------------------------

Distributions from net realized gains .....................            --             --          (3.13)         (2.53)
                                                               -------------------------------------------------------

Net asset value at end of period ..........................    $    14.65     $    15.01     $    16.87     $    16.29
                                                               =======================================================

Total return(B) ...........................................         (2.40%)(D)    (11.03%)(D)     24.58%         44.86%
                                                               =======================================================

Net assets at end of period (000's) .......................    $   19,153     $    7,600     $    5,466     $    3,964
                                                               =======================================================

Ratio of net expenses to average net assets(C) ............          2.25%(E)       2.25%(E)       2.25%          2.25%

Ratio of net investment loss to average net assets ........         (1.48%)(E)     (0.63%)(E)     (1.15%)        (1.41%)

Portfolio turnover ........................................            44%(E)         68%(E)         98%            97%

(A)  The class commenced operations on January 1, 1999.

(B)  Total returns shown exclude the effects of applicable sales loads.

(C) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 2.61%(E), 2.65%(E), 3.12% and 4.03% for the periods ended September 30, 2001, March 31, 2001 and December 31, 2000 and 1999, respectively.

(D)  Not annualized.

(E)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       22
                                      ----

AGGRESSIVE GROWTH FUND--CLASS A
FINANCIAL HIGHLIGHTS
==================================================================================================================================
                                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------------------
                                            Six Months
                                              Ended          Year         Year       Year     Seven Months   Year       Period
                                            Sept. 30,        Ended        Ended      Ended       Ended       Ended       Ended
                                              2001         March 31,    March 31,  March 31,   March 31,   August 31,  August 31,
                                           (Unaudited)       2001         2000       1999       1998(A)      1997       1996(B)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning
   of period .............................   $ 14.67        $ 33.71      $ 15.73    $ 15.81     $ 16.29     $ 10.95     $ 10.00
                                             -------------------------------------------------------------------------------------
Income (loss) from investment
   operations:
     Net investment loss .................     (0.17)         (0.41)       (0.24)     (0.27)      (0.15)      (0.17)      (0.11)(C)
     Net realized and unrealized
        gains (losses) on
        investments ......................     (4.60)        (18.63)       18.30       2.67       (0.33)       5.54        1.06
                                             -------------------------------------------------------------------------------------
Total from investment operations .........     (4.77)        (19.04)       18.06       2.40       (0.48)       5.37        0.95
                                             -------------------------------------------------------------------------------------

Distributions from
   Net realized gains ....................        --             --        (0.08)     (2.48)         --       (0.03)         --
                                             -------------------------------------------------------------------------------------

Net asset value at end of period .........   $  9.90        $ 14.67      $ 33.71    $ 15.73     $ 15.81     $ 16.29     $ 10.95
                                             =====================================================================================
Total return(D) ..........................    (32.52%)(G)    (56.48%)     115.03%     15.46%      (2.95%)(G)  49.09%       9.50%(G)
                                             =====================================================================================
Net assets at end of period
   (000's) ...............................   $ 7,909        $17,249      $40,171    $11,402     $15,495     $13,984     $ 6,550
                                             =====================================================================================

Ratio of net expenses
   to average net assets(E) ..............      1.96%(F)       1.70%        1.81%      1.95%       1.95%(F)    1.94%       1.95%(F)
Ratio of net investment loss
   to average net assets .................     (1.73)(F)      (1.50%)      (1.62%)    (1.52%)     (1.66%)(F)  (1.57%)     (1.26%)(F)
Portfolio turnover rate ..................        55%(F)         15%          40%        93%         40%(F)      51%         16%
Amount of debt outstanding at end
   of period (000's) .....................   $ 2,035        $   885      $    --    $    --         n/a         n/a         n/a
Average daily amount of debt
   outstanding during the
   period (000's)(H) .....................   $ 1,419        $   810      $   351    $    80         n/a         n/a         n/a
Average daily number of
   capital shares outstanding
   during the period (000's)(H) ..........     1,129          1,208          756        818         n/a         n/a         n/a
Average amount of debt per share
   during the period(H) ..................   $  1.26        $  0.67      $  0.46    $  0.10         n/a         n/a         n/a

(A) Effective as of the close of business on August 29, 1997, the Fund was reorganized and its fiscal year-end, subsequent to August 31, 1997, was changed to March 31.

(B) Represents the period from the commencement of operations (September 29, 1995) through August 31, 1996.

(C)  Calculated using weighted average shares outstanding during the period.

(D)  Total returns shown exclude the effect of applicable sales loads.

(E) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 2.93%(F),2.01%, 2.13%, 2.00%, 2.62% and 5.05%(F) for the periods ended September 30, 2001, March 31, 2001, 2000 and 1999, August 31, 1997 and 1996, respectively.

(F)  Annualized.

(G)  Not annualized.

(H)  Based on fund level shares outstanding.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       23
                                      ----

AGGRESSIVE GROWTH FUND--CLASS B
FINANCIAL HIGHLIGHTS
================================================================================
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                   PERIOD
                                                                   ENDED
                                                                 SEPT. 30,
                                                                    2001
                                                               (UNAUDITED)(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period ......................    $    17.07
                                                                 ----------

Loss from investment operations:
Net investment loss .........................................         (0.02)
Net realized and unrealized losses on investments ...........         (7.24)
                                                                 ----------
Total from investment operations ............................         (7.26)
                                                                 ----------

Net asset value at end of period ............................    $     9.81
                                                                 ==========

Total return(B) .............................................        (42.53%)
                                                                 ==========

Net assets at end of period (000's) .........................    $       87
                                                                 ==========

Ratio of net expenses to average net assets(C) ..............          2.50%(D)

Ratio of net investment loss to average net assets ..........         (2.32%)(D)

Portfolio turnover rate .....................................            55%(D)

Amount of debt outstanding at end of period (000's) .........    $    2,035

Average daily amount of debt outstanding
during the period (000's)(E) ................................    $    1,419

Average daily number of capital shares outstanding
during the period (000's)(E) ................................         1,129

Average amount of debt per share during the period(E) .......    $     1.26


(A) Represents the period from commencement of operations (May 1, 2001) through September 30, 2001.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 2.74%(D) for the period ended September 30, 2001.

(D)  Annualized.

(E)  Based on fund level shares outstanding.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       24
                                      ----

AGGRESSIVE GROWTH FUND--CLASS C
FINANCIAL HIGHLIGHTS
===============================================================================================
                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED              PERIOD
                                                                  SEPT. 30,            ENDED
                                                                     2001            MARCH 31,
                                                                 (UNAUDITED)          2001(A)
-----------------------------------------------------------------------------------------------
Net asset value at beginning of period ......................     $    14.57         $    29.21
                                                                  -----------------------------

Losses from investment operations:
   Net investment loss ......................................          (0.17)             (0.26)
   Net realized and unrealized losses on investments ........          (4.58)            (14.38)
                                                                  -----------------------------
Total from investment operations ............................          (4.75)            (14.64)
                                                                  -----------------------------

Net asset value at end of period ............................     $     9.82         $    14.57
                                                                  =============================

Total return(B) .............................................         (32.60%)           (50.12%)
                                                                  =============================

Net assets at end of period (000's) .........................     $    1,236         $    1,664
                                                                  =============================

Ratio of net expenses to average net assets(C) ..............           2.69%(D)           2.18%(D)

Ratio of net investment loss to average net assets ..........          (2.46%)(D)         (1.98%)(D)

Portfolio turnover rate .....................................             55%(D)             15%(D)

Amount of debt outstanding at end of period (000's) .........     $    2,035         $      885

Average daily amount of debt outstanding
   during the period (000's)(E) .............................     $    1,419         $      810

Average daily number of capital shares outstanding
   during the period (000's)(E) .............................          1,129              1,208

Average amount of debt per share during the period(E) .......     $     1.26         $     0.67

(A) Represents the period from the commencement of operations (May 17, 2000) through March 31, 2001.

(B) Total returns shown exclude the effect of applicable sales loads and are not annualized.

(C) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 3.75%(D) and 2.48%(D) for the periods ended September 30, 2001 and March 31, 2001, respectively.

(D)  Annualized.

(E)  Based on fund level shares outstanding.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       25
                                      ----

GROWTH/VALUE FUND--CLASS A
FINANCIAL HIGHLIGHTS
==================================================================================================================================
                                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED           YEAR         YEAR       YEAR    SEVEN MONTHS    YEAR       PERIOD
                                            SEPT. 30,       ENDED        ENDED      ENDED       ENDED       ENDED        ENDED
                                              2001         MARCH 31,    MARCH 31,  MARCH 31,   MARCH 31,  AUGUST 31,   AUGUST 31,
                                           (UNAUDITED)       2001         2000       1999       1998(A)      1997       1996(B)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning
   of period .............................   $ 19.97        $ 32.43      $ 17.50    $ 16.30     $ 15.90     $ 11.18     $ 10.00
                                             -------------------------------------------------------------------------------------

Income  (loss) from investment operations:
   Net investment loss ...................     (0.09)         (0.13)       (0.16)     (0.17)      (0.08)      (0.13)      (0.06)(C)
   Net realized and unrealized
     gains (losses)on
     investments .........................     (3.72)        (12.33)       15.51       4.84        1.05        5.39        1.24
                                             -------------------------------------------------------------------------------------
Total from investment operations .........     (3.81)        (12.46)       15.35       4.67        0.97        5.26        1.18
                                             -------------------------------------------------------------------------------------

Distributions from:
   Net realized gains ....................        --             --        (0.42)     (3.47)      (0.57)      (0.54)         --
                                             -------------------------------------------------------------------------------------

Net asset value at end of period .........   $ 16.16        $ 19.97      $ 32.43    $ 17.50     $ 16.30     $ 15.90     $ 11.18
                                             =====================================================================================

Total return(D) ..........................    (19.08%)(G)    (38.42%)      88.88%     29.89%       6.43%      47.11%      11.80%(G)
                                             =====================================================================================

Net assets at end of period
   (000's) ...............................   $102,288       $107,435     $79,066    $24,664     $28,649     $26,778     $15,108
                                             =====================================================================================

Ratio of net expenses
   to average net assets(E) ..............      1.57%(F)       1.54%        1.52%      1.66%       1.66%(F)    1.95%       1.95%(F)

Ratio of net investment loss
   to average net assets .................     (0.95%)(F)     (0.66%)      (1.05%)    (0.93%)     (0.91%)(F)  (1.03%)     (0.62%)(F)

Portfolio turnover rate ..................        49%(F)         35%          44%        59%         62%(F)      52%         21%(F)

Amount of debt outstanding at end
   of period (000's) .....................   $    --            n/a          n/a        n/a         n/a         n/a         n/a

Average daily amount of debt
   outstanding during the
   period (000's) ........................   $    12            n/a          n/a        n/a         n/a         n/a         n/a

Average daily number of
   capital shares outstanding
   during the period (000's)(H) ..........     7,956            n/a          n/a        n/a         n/a         n/a         n/a

Average amount of debt per share
   during the period(H) ..................   $  0.00            n/a          n/a        n/a         n/a         n/a         n/a

(A) Effective as of the close of business on August 29, 1997, the Fund was reorganized and its fiscal year-end, subsequent to August 31, 1997, was changed to March 31.

(B) Represents the period from the commencement of operations (September 29, 1995) through August 31, 1996.

(C)  Calculated using weighted average shares outstanding during the period.

(D)  Total returns shown exclude the effect of applicable sales loads.

(E) Absent fee waivers and/or expense reimbursements, the ratio of expenses to average net assets would have been 1.64%(F) and 2.83%(F) for the periods ended September 30, 2001 and August 31, 1996, respectively.

(F)  Annualized.

(G)  Not annualized.

(H)  Based on fund level shares outstanding.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       26
                                      ----

GROWTH/VALUE FUND--CLASS B
FINANCIAL HIGHLIGHTS
================================================================================
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                   Period
                                                                   Ended
                                                                 Sept. 30,
                                                                    2001
                                                               (Unaudited)(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period ......................    $    22.74
                                                                 ----------

Loss from investment operations:
   Net investment loss ......................................         (0.07)
   Net realized and unrealized losses on investments ........         (6.81)
                                                                 ----------
Total from investment operations ............................         (6.88)
                                                                 ----------

Net asset value at end of period ............................    $    15.86
                                                                 ==========

Total return(B) .............................................        (30.26%)
                                                                 ==========

Net assets at end of period (000's) .........................    $    1,409
                                                                 ==========

Ratio of net expenses to average net assets(C) ..............          2.25%(D)

Ratio of net investment loss to average net assets ..........         (1.67%)(D)

Portfolio turnover rate .....................................            49%(D)

Amount of debt outstanding at end of period (000's) .........    $       --

Average daily amount of debt outstanding
   during the period (000's)(E) .............................    $       12

Average daily number of capital shares outstanding
   during the period (000's)(E) .............................         7,956

Average amount of debt per share during the period(E) .......    $     0.00

(A) Represents the period from the commencement of operations (May 1, 2001) through September 30, 2001.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 2.31%(D) for the period ended September 30, 2001.

(D)  Annualized.

(E)  Based on fund level shares outstanding.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       27
                                      ----

GROWTH/VALUE FUND--CLASS C
FINANCIAL HIGHLIGHTS
=============================================================================================================
                                                PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS
                                                                  ENDED               YEAR          PERIOD
                                                                SEPT. 30,            ENDED           ENDED
                                                                   2001             MARCH 31,      MARCH 31,
                                                               (UNAUDITED)            2001          2000(A)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .....................    $    19.74         $    32.30      $    18.65
                                                                ---------------------------------------------

Income (loss) from investment operations:
   Net investment loss .....................................         (0.17)             (0.19)          (0.11)
   Net realized and unrealized gains (losses) on investments         (3.73)            (12.37)          14.18
                                                                ---------------------------------------------
Total from investment operations ...........................         (3.90)            (12.56)          14.07
                                                                ---------------------------------------------

Dividends from net investment income .......................            --                 --           (0.42)
                                                                ---------------------------------------------

Net asset value at end of period ...........................    $    15.84         $    19.74      $    32.30
                                                                =============================================

Total return(B) ............................................        (19.76%)(C)        (38.89%)         76.52%(C)
                                                                =============================================

Net assets at end of period (000's) ........................    $   34,713         $   36,475      $   10,794
                                                                =============================================

Ratio of net expenses to average net assets(D) .............          2.36%(E)           2.19%           2.33%(E)

Ratio of net investment loss to average net assets .........         (1.73%)(E)         (1.31%)         (1.77%)(E)

Portfolio turnover rate ....................................            49%(E)             35%             44%(E)

Amount of debt outstanding at end of period (000's) ........    $       --                n/a             n/a

Average daily amount of debt outstanding
   during the period (000's)(F) ............................    $       12                n/a             n/a

Average daily number of capital shares outstanding
   during the period (000's)(F) ............................         7,956                n/a             n/a

Average amount of debt per share during the period(F) ......    $     0.00                n/a             n/a

(A) Represents the period from the commencement of operations (August 2, 1999) through March 31, 2000.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 2.42%(E) for the period ended September 30, 2001.

(E)  Annualized.

(F)  Based on fund level shares outstanding.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       28
                                      ----

EQUITY FUND--CLASS A
FINANCIAL HIGHLIGHTS
=============================================================================================================================
                                                                PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------
                                                SIX MONTHS
                                                   ENDED
                                                 SEPT. 30,                           YEARS ENDED MARCH 31,
                                                   2001           -----------------------------------------------------------
                                                (UNAUDITED)        2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .........    $ 12.69         $ 22.93      $ 22.12      $ 19.38      $ 13.76      $ 12.45
                                                  ---------------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income (loss) ..............      (0.04)          (0.18)       (0.05)        0.04         0.09         0.12
   Net realized and unrealized gains (losses)
     on investments ..........................      (1.93)          (9.14)        4.60         2.73         5.76         1.35
                                                  ---------------------------------------------------------------------------
Total from investment operations .............      (1.97)          (9.32)        4.55         2.77         5.85         1.47
                                                  ---------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income ......         --              --           --        (0.03)       (0.08)       (0.12)
   Distributions from net realized gains .....         --           (0.92)       (3.74)          --        (0.15)       (0.04)
                                                  ---------------------------------------------------------------------------
Total distributions ..........................         --           (0.92)       (3.74)       (0.03)       (0.23)       (0.16)
                                                  ---------------------------------------------------------------------------

Net asset value at end of year ...............    $ 10.72         $ 12.69      $ 22.93      $ 22.12      $ 19.38      $ 13.76
                                                  ===========================================================================

Total return(A) ..............................     (15.52%)(B)     (41.73%)      20.60%       14.30%       42.74%       11.82%
                                                  ===========================================================================

Net assets at end of year (000's) ............    $63,187         $24,634      $65,274      $55,561      $38,336      $14,983
                                                  ===========================================================================

Ratio of net expenses to average net assets(C)       1.30%(D)        1.25%        1.26%        1.31%        1.25%        1.25%

Ratio of net investment income (loss)
   to average net assets .....................      (0.80%)(D)      (0.61%)      (0.24%)       0.18%        0.53%        0.91%

Portfolio turnover rate ......................        110%(D)          99%          78%          10%           7%          38%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B)  Not annualized.

(C) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.45%(D) and 1.43% for the periods ended September 30, 2001 and March 31, 1997, respectively.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       29
                                      ----

EQUITY FUND--CLASS B
FINANCIAL HIGHLIGHTS
================================================================================
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                   PERIOD
                                                                   ENDED
                                                                 SEPT. 30,
                                                                    2001
                                                               (UNAUDITED)(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period ......................    $    13.60
                                                                 ----------

Loss from investment operations:
Net investment loss .........................................         (0.03)
Net realized and unrealized losses on investments ...........         (3.33)
                                                                 ----------
Total from investment operations ............................         (3.36)
                                                                 ----------

Net asset value at end of period ............................    $    10.24
                                                                 ==========

Total return(B) .............................................        (24.49%)
                                                                 ==========

Net assets at end of period (000's) .........................    $        9
                                                                 ==========

Ratio of net expenses to average net assets(C) ..............          2.27%(D)

Ratio of net investment loss to average net assets ..........         (1.84%)(D)

Portfolio turnover rate .....................................           110%(D)

(A) Represents the period from the commencement of operations (May 1, 2001) through September 30, 2001.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 2.41%(D) for the period ended September 30, 2001.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       30
                                      ----

EQUITY FUND - CLASS C
FINANCIAL HIGHLIGHTS
=============================================================================================================================
                                                                PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------
                                                SIX MONTHS
                                                   ENDED
                                                 SEPT. 30,                           YEARS ENDED MARCH 31,
                                                   2001           -----------------------------------------------------------
                                                (UNAUDITED)        2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .........    $ 12.19         $ 22.32      $ 21.86      $ 19.34      $ 13.77      $ 12.46
                                                  ---------------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income (loss) ..............      (0.13)          (0.30)       (0.28)       (0.19)       (0.03)        0.02
   Net realized and unrealized gains (losses)
     on investments ..........................      (2.02)          (8.91)        4.48         2.71         5.75         1.35
                                                  ---------------------------------------------------------------------------
Total from investment operations .............      (2.15)          (9.21)        4.20         2.52         5.72         1.37
                                                  ---------------------------------------------------------------------------

Less distributions:
   Dividends from net investment income ......         --              --           --           --           --        (0.02)
   Distributions from net realized gains .....         --           (0.92)       (3.74)          --        (0.15)       (0.04)
                                                  ---------------------------------------------------------------------------
Total distributions ..........................         --           (0.92)       (3.74)          --        (0.15)       (0.06)
                                                  ---------------------------------------------------------------------------

Net asset value at end of year ...............    $ 10.04         $ 12.19      $ 22.32      $ 21.86      $ 19.34      $ 13.77
                                                  ===========================================================================

Total return(A) ..............................     (16.00%)(B)     (42.39%)      19.24%       13.03%       41.63%       11.01%
                                                  ===========================================================================

Net assets at end of year (000's) ............    $ 1,755         $ 2,178      $ 3,618      $ 3,146      $ 3,862      $ 2,770
                                                  ===========================================================================

Ratio of net expenses to average net assets(C)       3.03%(D)        2.32%        2.68%        2.41%        2.00%        2.00%

Ratio of net investment income (loss)
   to average net assets .....................      (2.45%)(D)      (1.68%)      (1.34%)      (0.92%)      (0.18%)       0.15%

Portfolio turnover rate ......................        110%(D)          99%          78%          10%           7%          38%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B)  Not annualized.

(C) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 3.18%(D) and 2.14% for the periods ended September 30, 2001 and March 31, 1997, respectively.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       31
                                      ----

ENHANCED 30 FUND--CLASS A
FINANCIAL HIGHLIGHTS
===============================================================================================
                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED              PERIOD
                                                                  SEPT. 30,            ENDED
                                                                     2001            MARCH 31,
                                                                 (UNAUDITED)          2001(A)
-----------------------------------------------------------------------------------------------
Net asset value at beginning of period ......................    $     8.90         $    10.00
                                                                  -----------------------------

Income (loss) from investment operations:
   Net investment income ....................................          0.03               0.05
   Net realized and unrealized losses on investments ........         (0.99)             (1.10)
                                                                  -----------------------------
Total from investment operations ............................         (0.97)             (1.05)
                                                                  -----------------------------

Dividends from net investment income ........................         (0.03)             (0.05)
                                                                  -----------------------------

Net asset value at end of period ............................    $     7.91         $     8.90
                                                                  =============================

Total return(B) .............................................        (10.81%)           (10.57%)
                                                                  =============================

Net assets at end of period (000's) .........................    $    6,044         $    6,208
                                                                  =============================

Ratio of net expenses to average net assets(C) ..............          1.00%(D)           1.00%(D)

Ratio of net investment income to average net assets ........          0.66%(D)           0.54%(D)

Portfolio turnover rate .....................................            63%(D)              3%(D)

(A) Represents the period from the commencement of operations (May 1, 2000) through March 31, 2001.

(B) Total returns shown exclude the effect of applicable sales loads and are not annualized.

(C) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 3.44%(D) and 2.24%(D) for the periods ended September 30, 2001 and March 31, 2001, respectively.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       32
                                      ----

ENHANCED 30 FUND--CLASS B
FINANCIAL HIGHLIGHTS
================================================================================
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                   PERIOD
                                                                   ENDED
                                                                 SEPT. 30,
                                                                  2001(A)
                                                                (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period ......................    $     9.50
                                                                 ----------

Income (loss) from investment operations:
   Net investment income ....................................          0.01
   Net realized and unrealized losses on investments ........         (1.63)
                                                                 ----------
Total from investment operations ............................         (1.62)
                                                                 ----------

Dividends from net investment income ........................         (0.01)
                                                                 ----------

Net asset value at end of period ............................    $     7.87
                                                                 ==========

Total return(B) .............................................        (16.94%)
                                                                 ==========

Net assets at end of period (000's) .........................    $      241
                                                                 ==========

Ratio of net expenses to average net assets(C) ..............          1.49%(D)

Ratio of net investment loss to average net assets ..........          0.49%(D)

Portfolio turnover rate .....................................            63%(D)

(A) Represents the period from the commencement of operations (May 1, 2001) through September 30, 2001.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 2.03%(D) for the period ended September 30, 2001.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       33
                                      ----

ENHANCED 30 FUND--CLASS C
FINANCIAL HIGHLIGHTS
===============================================================================================
                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------
                                                                 SIX MONTHS
                                                                    ENDED             PERIOD
                                                                  SEPT. 30,            ENDED
                                                                     2001            MARCH 31,
                                                                 (UNAUDITED)          2001(A)
-----------------------------------------------------------------------------------------------
Net asset value at beginning of period ......................    $     8.88         $    10.00
                                                                 -----------------------------

Income (loss) from investment operations:
   Net investment income ....................................          0.01               0.01
   Net realized and unrealized losses on investments ........         (1.00)             (1.12)
                                                                 -----------------------------
Total from investment operations ............................         (0.99)             (1.11)
                                                                 -----------------------------

Dividends from net investment income ........................         (0.01)             (0.01)
                                                                 -----------------------------

Net asset value at end of period ............................    $     7.88         $     8.88
                                                                 =============================

Total return(B) .............................................        (11.13%)           (11.12%)
                                                                 =============================

Net assets at end of period (000's) .........................    $      301         $      128
                                                                 =============================

Ratio of net expenses to average net assets(C) ..............          1.70%(D)           1.73%(D)

Ratio of net investment income (loss) to average net assets .          0.01%(D)          (0.46%)(D)

Portfolio turnover rate .....................................            63%(D)              3%(D)

(A) Represents the period from the initial public offering (May 16, 2000) through March 31, 2001.

(B) Total returns shown exclude the effect of applicable sales loads and are not annualized.

(C) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 4.29%(D) and 10.22%(D) for the periods ended September 30, 2001 and March 31, 2001, respectively.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       34
                                      ----

VALUE PLUS FUND--CLASS A
FINANCIAL HIGHLIGHTS
================================================================================================================
                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------
                                                SIX MONTHS
                                                   ENDED       THREE MONTHS     YEAR         YEAR        PERIOD
                                                 SEPT. 30,         ENDED        ENDED        ENDED        ENDED
                                                   2001          MARCH 31,     DEC. 31,     DEC. 31,     DEC. 31
                                                (UNAUDITED)        2001         2000         1999        1998(A)
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .......    $ 10.27         $ 10.74      $ 11.77      $ 10.41      $ 10.00
                                                  --------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income .....................       0.01            0.01         0.06         0.01         0.02
   Net realized and unrealized gains (losses)
     on investments ..........................      (0.64)          (0.47)        0.12         1.60         0.41
                                                  --------------------------------------------------------------
Total from investment operations .............      (0.63)          (0.46)        0.18         1.61         0.43
                                                  --------------------------------------------------------------

Less distributions:
   Dividends from net investment income ......      (0.01)          (0.01)       (0.06)       (0.01)       (0.02)
   Distributions from net realized gains .....         --              --        (0.92)       (0.24)          --
   Return of capital .........................         --              --        (0.23)          --           --(B)
                                                  --------------------------------------------------------------
Total distributions ..........................      (0.01)          (0.01)       (1.21)       (0.25)       (0.02)
                                                  --------------------------------------------------------------

Net asset value at end of period .............    $  9.63         $ 10.27      $ 10.74      $ 11.77      $ 10.41
                                                  ==============================================================

Total return(C) ..............................      (6.13%)         (4.29%)(E)    1.91%       15.51%        4.29%(E)
                                                  ==============================================================

Net assets at end of period (000's) ..........    $73,146         $51,442      $49,807      $31,808      $27,068
                                                  ==============================================================

Ratio of net expenses
   to average net assets(D) ..................       1.30%(F)        1.30%(F)     1.30%        1.30%        1.30%(F)

Ratio of net investment income
   to average net assets .....................       0.20%(F)        0.37%(F)     0.51%        0.08%        0.25%(F)

Portfolio turnover ...........................         21%(F)          48%(F)       83%          60%          34%

(A)  The Fund commenced operations on May 1, 1998.

(B)  Amount rounds to less than $0.01.

(C)  Total returns shown exclude the effects of applicable sales loads.

(D) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 1.63%(F), 1.58%(F), 1.71%, 2.02% and 2.25%(E) for the periods ended September 30, 2001, March 31, 2001 and December 31, 2000, 1999 and 1998, respectively.

(E)  Not annualized.

(F)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       35
                                      ----

VALUE PLUS FUND--CLASS B
FINANCIAL HIGHLIGHTS
================================================================================
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                   PERIOD
                                                                   ENDED
                                                                 SEPT. 30,
                                                                    2001
                                                               (UNAUDITED)(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period ......................    $    10.72
                                                                 ----------

Net realized and unrealized losses on investments ...........         (1.35)
                                                                 ----------

Net asset value at end of period ............................    $     9.37
                                                                 ==========

Total return(B) .............................................        (12.57%)
                                                                 ==========

Net assets at end of period (000's) .........................    $       10
                                                                 ==========

Ratio of net expenses to average net assets(C) ..............          2.05%(D)

Ratio of net investment income to average net assets ........         (0.56%)(D)

Portfolio turnover rate .....................................            21%(D)

(A) Represents the period from the commencement of operations (May 1, 2001) through September 30, 2001.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C) Absent fee waivers and reimbursements by the Adviser, the ratio of expenses to average net assets would have been 3.06%(D) for the period ended September 30, 2001.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       36
                                      ----

VALUE PLUS FUND--CLASS C
FINANCIAL HIGHLIGHTS
======================================================================================================================
                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS       THREE
                                                                 ENDED          MONTHS          YEAR           YEAR
                                                               SEPT. 30,        ENDED          ENDED          ENDED
                                                                  2001        MARCH 31,       DEC. 31,       DEC. 31,
                                                              (UNAUDITED)        2001           2000         1999(A)
----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ....................    $    10.02     $    10.50     $    11.48     $    10.26
                                                               -------------------------------------------------------

Income (loss) from investment operations:
   Net investment loss ....................................            --          (0.01)         (0.02)         (0.07)
   Net realized and unrealized gains (losses) on
     investments ..........................................         (0.65)         (0.47)          0.19           1.53
                                                               -------------------------------------------------------
Total from investment operations ..........................         (0.65)         (0.48)          0.17           1.46
                                                               -------------------------------------------------------

Less distributions:
   Distributions from net realized gains ..................            --             --          (0.92)         (0.24)
   Return of capital ......................................            --             --          (0.23)            --
                                                               -------------------------------------------------------
Total distributions .......................................            --             --          (1.15)         (0.24)
                                                               -------------------------------------------------------

Net asset value at end of period ..........................    $     9.37     $    10.02     $    10.50     $    11.48
                                                               =======================================================

Total return(B) ...........................................         (6.49%)        (4.57%)(D)      1.87%         14.24%
                                                               =======================================================

Net assets at end of period (000's) .......................    $    1,979     $    1,705     $    2,011     $      548
                                                               =======================================================

Ratio of net expenses to average net assets(C) ............          2.05%(E)       2.05%(E)       2.05%          2.05%

Ratio of net investment loss to average net assets ........         (0.52)%(E)     (0.33%)(E)     (0.21%)        (0.65%)

Portfolio turnover ........................................            21%(E)         48%(E)         83%            60%

(A)  The class commenced operations on January 1, 1999.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 3.06%(E), 2.99%(E), 2.46% and 2.76% for the periods ended September 30, 2001, March 31, 2001 and December 31, 2000 and 1999, respectively.

(D)  Not annualized.

(E)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       37
                                      ----

UTILITY FUND--CLASS A
FINANCIAL HIGHLIGHTS
=============================================================================================================================
                                                                PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------
                                                SIX MONTHS
                                                   ENDED
                                                 SEPT. 30,                           YEARS ENDED MARCH 31,
                                                   2001           -----------------------------------------------------------
                                                (UNAUDITED)        2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .........    $ 12.74         $ 14.85      $ 15.42      $ 16.76      $ 12.44      $ 12.24
                                                  ---------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income .....................       0.09            0.18         0.25         0.38         0.43         0.46
   Net realized and unrealized gains (losses)
     on investments ..........................      (3.51)          (0.48)        2.50        (1.16)        4.56         0.22
                                                  ---------------------------------------------------------------------------
Total from investment operations .............      (3.42)          (0.30)        2.75        (0.78)        4.99         0.68
                                                  ---------------------------------------------------------------------------

Less distributions:
   Dividends from net investment income ......      (0.09)          (0.18)       (0.25)       (0.38)       (0.43)       (0.46)
   Distributions from net realized gains .....         --           (1.63)       (3.07)       (0.18)       (0.24)       (0.02)
                                                  ---------------------------------------------------------------------------
Total distributions ..........................      (0.09)          (1.81)       (3.32)       (0.56)       (0.67)       (0.48)
                                                  ---------------------------------------------------------------------------

Net asset value at end of year ...............    $  9.23         $ 12.74      $ 14.85      $ 15.42      $ 16.76      $ 12.44
                                                  ===========================================================================

Total return(A) ..............................     (26.92%)(D)      (2.56%)      18.07%       (4.79%)      40.92%        5.61%
                                                  ===========================================================================

Net assets at end of year (000's) ............    $18,447         $28,570      $35,915      $38,391      $42,463      $36,087
                                                  ===========================================================================

Ratio of net expenses to average net assets(B)       1.33%(C)        1.33%        1.34%        1.33%        1.25%        1.25%

Ratio of net investment income to average
   net assets ................................       1.44%(C)        1.22%        1.85%        2.30%        3.03%        3.65%

Portfolio turnover rate ......................         63%(C)          63%          22%           4%           0%           3%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B) Absent fee waivers by the Adviser, the ratio of expenses to average net assets would have been 1.98%(C) and 1.36% for the periods ended September 30, 2001 and March 31, 2001, respectively.

(C)  Annualized.

(D)  Not annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       38
                                      ----

UTILITY FUND--CLASS B
FINANCIAL HIGHLIGHTS
================================================================================
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                   PERIOD
                                                                   ENDED
                                                                  SEPT. 30,
                                                                  2001(A)
                                                                 (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period ......................    $    13.55
                                                                 ----------

Income (loss) from investment operations:
   Net investment income ....................................          0.37
   Net realized and unrealized losses on investments ........         (4.33)
                                                                 ----------
Total from investment operations ............................         (3.96)
                                                                 ----------

Dividends from net investment income ........................         (0.37)
                                                                 ----------

Net asset value at end of period ............................    $     9.22
                                                                 ==========

Total return(B) .............................................        (31.38%)
                                                                 ==========

Net assets at end of period (000's) .........................    $        4
                                                                 ==========

Ratio of net expenses to average net assets(C) ..............          2.32%(D)

Ratio of net investment loss to average net assets ..........          1.04%(D)

Portfolio turnover rate .....................................            63%(D)

(A) Represents the period from the commencement of operations (May 1, 2001) through September 30, 2001.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 2.97%(D) for the period ended September 30, 2001.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       39
                                      ----

UTILITY FUND--CLASS C
FINANCIAL HIGHLIGHTS
=============================================================================================================================
                                                                PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------
                                                SIX MONTHS
                                                   ENDED
                                                 SEPT. 30,                           YEARS ENDED MARCH 31,
                                                   2001           -----------------------------------------------------------
                                                (UNAUDITED)        2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .........    $ 12.74         $ 14.86      $ 15.40      $ 16.74      $ 12.43      $ 12.23
                                                  ---------------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income .....................       0.04            0.01         0.13         0.18         0.31         0.35
   Net realized and unrealized gains (losses)
     on investments ..........................      (3.51)          (0.49)        2.50        (1.16)        4.57         0.24
                                                  ---------------------------------------------------------------------------
Total from investment operations .............      (3.47)          (0.48)        2.63        (0.98)        4.88         0.59
                                                  ---------------------------------------------------------------------------

Less distributions:
   Dividends from net investment income ......      (0.04)          (0.01)       (0.10)       (0.18)       (0.33)       (0.37)
   Distributions from net realized gains .....         --           (1.63)       (3.07)       (0.18)       (0.24)       (0.02)
                                                  ---------------------------------------------------------------------------
Total distributions ..........................      (0.04)          (1.64)       (3.17)       (0.36)       (0.57)       (0.39)
                                                  ---------------------------------------------------------------------------

Net asset value at end of year ...............    $  9.23         $ 12.74      $ 14.86      $ 15.40      $ 16.74      $ 12.43
                                                  ===========================================================================

Total return(A) ..............................     (27.38%)(D)      (3.70%)      17.16%       (5.92%)      39.91%        4.82%
                                                  ===========================================================================

Net assets at end of year (000's) ............    $ 1,627         $ 2,396      $ 2,887      $ 3,215      $ 3,597      $ 3,099
                                                  ===========================================================================

Ratio of net expenses to average net assets(B)       2.50%(C)        2.50%        2.46%        2.50%        2.00%        2.00%

Ratio of net investment income to average
   net assets ................................       0.27%(C)        0.05%        0.73%        1.13%        2.28%        2.89%

Portfolio turnover rate ......................         63%(C)          63%          22%           4%           0%           3%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B) Absent fee waivers by the Adviser, the ratio of expenses to average net assets would have been 3.16%(C) and 2.53% for the periods ended September 30, 2001 and March 31, 2001, respectively.

(C)  Annualized.

(D)  Not annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       40
                                      ----

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2001 (UNAUDITED)
================================================================================

1.   ORGANIZATION

The International Equity Fund, Emerging Growth Fund, Aggressive Growth Fund, Growth/Value Fund, Equity Fund, Enhanced 30 Fund, Value Plus Fund and Utility Fund (individually, a Fund, and collectively, the Funds) are each a series of Touchstone Strategic Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the Act), as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 18, 1982. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

Prior to May 1, 2000, the International Equity Fund, Emerging Growth Fund and Value Plus Fund were part of the Touchstone Series Trust, a Massachusetts business trust organized on February 7, 1994 and registered under the Act as an open-end management investment company. Effective May 1, 2000, the Funds were merged into separate series of the Trust.

The International Equity Fund seeks to increase the value of Fund shares over the long-term by investing primarily in equity securities of foreign companies. The Fund will invest in at least three countries outside the United States.

The Emerging Growth Fund seeks to increase the value of Fund shares as a primary goal and to earn income as a secondary goal by investing primarily in emerging growth companies.

The Aggressive Growth Fund seeks long-term capital appreciation primarily through equity investments. The Fund will seek growth opportunities among companies of various sizes. The Fund invests primarily in stocks of domestic companies whose valuation may not yet reflect the prospects for accelerated earnings/cash flow growth.

The Growth/Value Fund seeks long-term capital appreciation primarily through equity investments in companies whose valuation may not yet reflect the prospects for accelerated earnings/cash flow growth. The Fund invests primarily in domestic stocks of mid to large-cap growth companies that the portfolio manager believes have a demonstrated record of achievement with excellent prospects for earnings and/or cash flow growth over a 3 to 5 year period.

The Equity Fund seeks long-term growth of capital. The Fund invests primarily in a diversified portfolio of common stocks, which are believed to have growth attributes superior to the general market.

The Enhanced 30 Fund seeks to achieve a total return which is higher than the total return of the Dow Jones Industrial Average. The Fund's portfolio is based on the 30 stocks that comprise the Dow Jones Industrial Average.

The Value Plus Fund seeks to increase the value of Fund shares over the long-term by investing primarily in common stocks of larger companies that the portfolio manager believes are undervalued.

The Utility Fund seeks growth of capital and current income by investing primarily in securities of public utilities. The Fund invests primarily in a diversified portfolio of common, preferred and convertible preferred stocks and bonds of domestic public utilities. The Fund will invest in the securities of public utilities which are involved in the production, supply or distribution of electricity, natural gas, telecommunications (including cable and wireless companies) and water.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       41
                                      ----

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The International Equity Fund, Emerging Growth Fund, Growth/Value Fund, Equity Fund, Enhanced 30 Fund, Value Plus Fund, Utility Fund and, effective May 17, 2000, Aggressive Growth Fund each offer three classes of shares: Class A shares (currently sold subject to a maximum front-end sales load of 5.75% and a distribution fee of up to 0.25% of average daily net assets), Class B shares, effective May 1, 2001, (sold subject to a maximum contingent deferred sales load of 5.00% for a one-year period and incrementally reduced over time and a distribution fee of up to 1.00% of average daily net asses that are attributable to Class B shares) and Class C shares (currently sold subject to a 1.25% front-end sales load, a 1% contingent deferred sales load for a one-year period and a distribution fee of up to 1% of average daily net assets). Each Class A, Class B and Class C share of a Fund represents identical interests in the investment portfolio of such Fund and has the same rights, except that (i) Class B and Class C shares bear the expenses of higher distribution fees, which is expected to cause Class B and Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The International Equity Fund, Emerging Growth Fund and Value Plus Funds' custodian fees presented on the Statement of Operations include expenses for administration and accounting and pricing services provided for the Fund by Investors Bank & Trust Company, the Funds' administrator, custodian and fund accounting services provider. The fee is a unified fee and therefore each expense cannot be broken out separately.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

Security valuation -- The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges and securities traded in the over-the-counter market are valued at their last sales price as of the close of the regular session of trading on the day the securities are being valued. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Funds does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Foreign currency value translation - The accounting records of the Funds are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       42
                                      ----

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of these securities, but are included with net realized and unrealized gain or loss on investments.

Forward foreign currency and spot contracts - The International Equity Fund, Emerging Growth Fund and Value Plus Fund may enter into forward foreign currency and spot contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Board of Trustees of the Trust and the change in the market value is recorded by the Funds as unrealized appreciation and depreciation of forward foreign currency contracts. As of September 30, 2001, no Fund held open forward foreign currency or spot contracts.

Repurchase agreements -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost which, together with accrued interest, approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

Share valuation -- The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

Effective August 1, 1999, the maximum offering price per share of Class A shares of the Aggressive Growth Fund, Growth/Value Fund, Equity Fund and Utility Fund is equal to the net asset value per share plus a sales load equal to 6.10% of the net asset value (or 5.75% of the offering price). The maximum offering price per share of Class B and Class C shares of the Funds is equal to the net asset value per share.

Prior to August 1, 1999, the maximum offering price per share of Class A shares of the Utility Fund and Equity Fund and shares of the Growth/Value Fund and Aggressive Growth Fund was equal to the net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price).

The redemption price per share of each class of shares of a Fund is equal to the net asset value per share. However, Class C shares of the Funds are subject to a contingent deferred sales load of 1% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       43
                                      ----

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

Distributions to shareholders -- Dividends arising from net investment income, if any, are declared and paid to shareholders quarterly for the Equity Fund, Enhanced 30 Fund, Value Plus Fund and Utility Fund and annually for the International Equity Fund, Emerging Growth Fund, Aggressive Growth Fund and Growth/Value Fund. With respect to each Fund, net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Allocations between classes -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       44
                                      ----

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The following information is based upon the federal income tax cost of portfolio investments as of September 30, 2001:

---------------------------------------------------------------------------------------------------------------------
                                              International         Emerging          Aggressive          Growth/
                                                  Equity             Growth             Growth             Value
                                                   Fund               Fund               Fund               Fund
---------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation ............    $       96,557     $    5,665,641     $    1,167,530     $    8,570,973
Gross unrealized depreciation ............        (1,431,631)       (11,870,956)        (8,098,288)       (61,487,102)
                                              -----------------------------------------------------------------------
Net unrealized appreciation (depreciation)    $   (1,335,074)    $   (6,205,315)    $    6,930,758     $  (52,916,129)
                                              =======================================================================
Federal income tax cost ..................    $   13,139,758     $   83,255,129     $   17,919,398     $  194,038,463
                                              =======================================================================
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                  Equity          Enhanced 30         Value Plus          Utility
                                                   Fund               Fund               Fund               Fund
---------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation ............    $    1,629,172     $      194,276     $    3,794,507     $    1,493,160
Gross unrealized depreciation ............       (18,945,043)        (1,626,695)       (11,725,848)        (2,575,983)
                                              -----------------------------------------------------------------------
Net unrealized depreciation ..............    $  (17,315,871)    $   (1,432,419)    $   (7,931,341)    $   (1,082,823)
                                              =======================================================================
Federal income tax cost ..................    $   81,665,048     $    7,720,502     $   79,931,663     $   21,420,245
                                              =======================================================================
---------------------------------------------------------------------------------------------------------------------

As of September 30, 2001, the International Equity Fund, Emerging Growth Fund, Growth/Value Fund, Enhanced 30 Fund and Value Plus Fund had capital loss carryforwards for federal income tax purposes of $835,988, $128,921, $2,005,441, $99,480 and $1,025,651, respectively, none of which expire prior to March 31, 2009. The Aggressive Growth Fund had capital loss carryforwards for federal income tax purposes of $871 none of which expire prior to August 31, 2008. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

3.   INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) were as follows for the six months ended September 30, 2001:

---------------------------------------------------------------------------------------------------------------------
                                              International         Emerging          Aggressive          Growth/
                                                  Equity             Growth             Growth             Value
                                                   Fund               Fund               Fund               Fund
---------------------------------------------------------------------------------------------------------------------
Purchases of investment securities .......    $   15,072,986     $   88,755,181     $    4,826,434     $   73,999,989
                                              -----------------------------------------------------------------------
Proceeds from sales and maturities
   of investment securities ..............    $   14,105,899     $   22,824,418     $    9,940,085     $   37,078,254
                                              -----------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                  Equity          Enhanced 30         Value Plus          Utility
                                                   Fund               Fund               Fund               Fund
---------------------------------------------------------------------------------------------------------------------
Purchases of investment securities .......    $   91,152,905     $    1,542,545     $   46,374,985     $    8,436,152
                                              -----------------------------------------------------------------------
Proceeds from sales and maturities
   of investment securities ..............    $   33,903,832     $      643,855     $   18,355,816     $   11,745,114
                                              -----------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       45
                                      ----

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

4.   TRANSACTIONS WITH AFFILIATES

The President and certain other officers of the Trust are also officers of Touchstone Advisors, Inc. (the Adviser), the Trust's investment adviser, or Touchstone Securities, Inc. (the Underwriter), the Trust's principal underwriter, and Integrated Fund Services, Inc. (Integrated), the Trust's administrator, transfer agent and accounting services agent. The Adviser, the Underwriter and Integrated are each wholly-owned, indirect subsidiaries of The Western and Southern Life Insurance Company.

MANAGEMENT AGREEMENTS
The Adviser provides general investment supervisory services for the Funds, under the terms of separate Management Agreements. Under the Management Agreements, the Equity Fund and Utility Fund each pay the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.75% of its respective average daily net assets up to $200 million; 0.70% of such net assets from $200 million to $500 million; and 0.50% of such net assets in excess of $500 million. The Aggressive Growth Fund and Growth/Value Fund each pay the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its respective average daily net assets up to $50 million; 0.90% of such net assets from $50 million to $100 million; 0.80% of such net assets from $100 million to $200 million; and 0.75% of such net assets in excess of $200 million. The International Equity Fund, Emerging Growth Fund, Enhanced 30 Fund and Value Plus Fund each pay the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.95%, 0.80%, 0.65% and 0.75%, respectively, of average daily net assets.

Credit Suisse Asset Management LLC (Credit Suisse) has been retained by the Adviser to manage the investments of the International Equity Fund. The Adviser (not the Fund) pays Credit Suisse a fee for these services.

TCW  Investment  Management  Company  (TCW)  and  Westfield  Capital  Management
Company, Inc. (Westfield) have been retained by the Adviser to manage the investments of the Emerging Growth Fund. The Adviser (not the Fund) pays TCW and Westfield a fee for these services.

Mastrapasqua and Associates, Inc. (Mastrapasqua) has been retained by the Adviser to manage the investments of the Aggressive Growth Fund and Growth/Value Fund. The Adviser (not the Funds) pays Mastrapasqua a fee for these services.

Fort Washington Investment Advisors, Inc. (Fort Washington) has been retained by the Adviser to manage the investments of the Equity Fund, Value Plus Fund and Utility Fund. The Adviser (not the Funds) pays Fort Washington a fee for these services.

Todd Investment Advisors, Inc. (Todd) has been retained by the Adviser to manage the investments of the Enhanced 30 Fund. The Adviser (not the Fund) pays Todd a fee for these services.

In order to reduce operating expenses during the six months ended September 30, 2001, the Adviser waived $10,810 of sponsor fees, waived $51,346 of its advisory fees and reimbursed $71,802, $5,482, $2,424 and $2,516 of Common, Class A, Class B and Class C expenses, respectively, for the International Equity Fund; waived $19,393 of sponsor fees, waived $16,865 of its advisory fees and reimbursed $2,178, $109 and $421 of Class A, Class B and Class C expenses, respectively, for the Emerging Growth Fund; waived $81,087 of its advisory fees and reimbursed $1,820, $55 and $1,103 of Class A, Class B and Class C expenses, respectively, for the Aggressive Growth Fund; waived $51,718 of its advisory fees for the Growth/Value Fund; waived $46,528 of its advisory fees for the Equity Fund; waived $22,047 of its advisory fees and reimbursed $59,434, $1,220, $170 and $230 of Common, Class A, Class B and Class C expenses, respectively, for the Enhanced 30 Fund; waived $74,648 of sponsor fees, waived $4,958 of its advisory fees and reimbursed $5,492, $2,516 and $2,522 of Class A, Class B and Class C expenses, respectively, for the Value Plus Fund; and waived $89,177 of its advisory fees for the Utility Fund.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       46
                                      ----

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and Integrated, Integrated maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Integrated receives a monthly fee at an annual rate of $17 per shareholder account from each Fund, subject to a $1,000 minimum monthly fee for each Fund, or for each class of shares of a Fund, as applicable. In addition, each Fund pays Integrated out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement between the Trust and Integrated, Integrated calculates the daily net asset value per share and maintains the financial books and records of the Aggressive Growth Fund, Growth/Value Fund, Equity Fund, Enhanced 30 Fund and Utility Fund. For these services, Integrated receives a monthly fee, based on current net asset levels, of $3,000 from each of the Aggressive Growth Fund, Equity Fund, Enhanced 30 Fund and Utility Fund and $4,000 from the Growth/Value Fund. In addition, each Fund pays Integrated certain out-of-pocket expenses incurred by Integrated in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT
The Underwriter is the Funds' principal underwriter and, as such, acts as the exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and Underwriter, the Underwriter earned $1,660, $54,542, $4,891, $68,679, $1,190, $1,567, $1,752 and $1,487 from underwriting and broker commissions on the sale of shares of the International Equity Fund, Emerging Growth Fund, Aggressive Growth Fund, Growth/Value Fund, Equity Fund, Enhanced 30 Fund, Value Plus Fund and Utility Fund, respectively, during the six months ended September 30, 2001. In addition, the Underwriter collected $17,822, $6,259, $751, $14,811, $33, $535, $62 and $1,154 of
contingent deferred sales loads on the redemption of Class C shares of the International Equity Fund, Emerging Growth Fund, Aggressive Growth Fund, Growth/Value Fund, Equity Fund, Enhanced 30 Fund, Value Plus Fund and Utility Fund, respectively.

PLANS OF DISTRIBUTION
The Trust has a Plan of Distribution (Class A Plan) under which Class A shares of each Fund may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class B and Class C Plan) under which Class B and Class C shares of each Fund may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class B and Class C Plan is 1.00% of average daily net assets attributable to Class B and Class C shares.

CUSTODIAN AGREEMENTS
Firstar Bank, N.A., which serves as the custodian for the Aggressive Growth Fund and Growth/Value Fund, was a significant shareholder of record of each Fund as of September 30, 2001. Under the terms of its Custodian Agreements, Firstar Bank receives from each Fund an asset-based fee plus certain transaction charges.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       47
                                      ----

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

SPONSOR AGREEMENT
The Trust, on behalf of the International Equity Fund, Emerging Growth Fund, Enhanced 30 Fund and Value Plus Fund, has entered into a Sponsor Agreement with the Adviser. The Adviser provides oversight of the various service providers to the Funds, including the Funds' administrator, custodian and transfer agent. The Adviser receives a fee from each Fund equal on an annual basis to 0.20% of the average daily net assets of that Fund. The Adviser waived all fees under the Sponsor Agreement through September 30, 2001. The Adviser has also agreed to continue to waive all fees, as described above, until March 31, 2002, as needed to maintain each Fund's expenses at a set level. The Sponsor Agreement may be terminated by the Adviser, the Board of Trustees or the vote of a majority of the outstanding voting securities of each Fund on not less than 30 days prior written notice.

5.   CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

------------------------------------------------------------------------------------------------
                                                            INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED     THREE MONTHS     YEAR         YEAR
                                                SEPT. 30,      ENDED        ENDED        ENDED
                                                 2001(A)     MARCH 31,     DEC. 31,     DEC. 31,
(000's)                                        (UNAUDITED)      2001         2000         1999
------------------------------------------------------------------------------------------------
CLASS A
Shares sold .................................       3,206          136          546           71
Shares reinvested ...........................          --           --          184           44
Shares redeemed .............................      (2,934)        (127)        (518)        (101)
                                                 -----------------------------------------------
Net increase in shares outstanding ..........         272            9          212           14
Shares outstanding, beginning of period .....         769          760          548          534
                                                 -----------------------------------------------
Shares outstanding, end of period ...........       1,041          769          760          548
                                                 ===============================================
CLASS B
Shares sold .................................           5           --           --           --
Shares reinvested ...........................          --           --           --           --
Shares redeemed .............................          --           --           --           --
                                                 -----------------------------------------------
Net increase in shares outstanding ..........           5           --           --           --
Shares outstanding, beginning of period .....          --           --           --           --
                                                 -----------------------------------------------
Shares outstanding, end of period ...........           5           --           --           --
                                                 ===============================================
CLASS C
Shares sold .................................         138          118          331           24
Shares reinvested ...........................          --           --          129           33
Shares redeemed .............................        (258)          (5)        (346)         (67)
                                                 -----------------------------------------------
Net increase (decrease) in shares outstanding        (120)         113          114          (10)
Shares outstanding, beginning of period .....         633          520          406          416
                                                 -----------------------------------------------
Shares outstanding, end of period ...........         513          633          520          406
                                                 ===============================================
------------------------------------------------------------------------------------------------

(A)  Class B shares commenced operations May 1, 2001.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       48
                                      ----

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

================================================================================================
                                                              EMERGING GROWTH FUND
------------------------------------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED     THREE MONTHS     YEAR         YEAR
                                                SEPT. 30,      ENDED        ENDED        ENDED
                                                 2001(A)     MARCH 31,     DEC. 31,     DEC. 31,
(000's)                                        (UNAUDITED)      2001         2000         1999
------------------------------------------------------------------------------------------------
CLASS A
Shares sold .................................       3,444          419          829           97
Shares reinvested ...........................          --           --          118           72
Shares redeemed .............................        (528)         (73)        (727)        (157)
                                                 -----------------------------------------------
Net increase in shares outstanding ..........       2,916          346          220           12
Shares outstanding, beginning of period .....       1,199          853          633          621
                                                 -----------------------------------------------
Shares outstanding, end of period ...........       4,115        1,199          853          633
                                                 ===============================================
CLASS B
Shares sold .................................         172           --           --           --
Shares reinvested ...........................          --           --           --           --
Shares redeemed .............................          (5)          --           --           --
                                                 -----------------------------------------------
Net increase in shares outstanding ..........         167           --           --           --
Shares outstanding, beginning of period .....          --           --           --           --
                                                 -----------------------------------------------
Shares outstanding, end of period ...........         167           --           --           --
                                                 ===============================================
CLASS C
Shares sold .................................         871          193          325           23
Shares reinvested ...........................          --           --           53           34
Shares redeemed .............................         (69)         (11)        (297)         (65)
                                                 -----------------------------------------------
Net increase (decrease) in shares outstanding         809          182           81           (8)
Shares outstanding, beginning of period .....         506          324          243          251
                                                 -----------------------------------------------
Shares outstanding, end of period ...........       1,308          506          324          243
                                                 ===============================================
------------------------------------------------------------------------------------------------

(A)  Class B shares commenced operations May 1, 2001.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       49
                                      ----

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

================================================================================================
                                                AGGRESSIVE GROWTH FUND       GROWTH/VALUE FUND
------------------------------------------------------------------------------------------------
                                                SIX MONTHS                SIX MONTHS
                                                  ENDED         YEAR        ENDED         YEAR
                                                SEPT. 30,      ENDED      SEPT. 30,      ENDED
                                                 2001(B)     MARCH 31,     2001(B)     MARCH 31,
(000's)                                        (UNAUDITED)    2001(A)    (UNAUDITED)      2001
------------------------------------------------------------------------------------------------
CLASS A
Shares sold .................................         187          750        2,359        4,420
Shares redeemed .............................        (563)        (767)      (1,409)      (1,479)
                                                 -----------------------------------------------
Net increase (decrease) in shares outstanding        (376)         (17)         950        2,941
Shares outstanding, beginning of period .....       1,175        1,192        5,379        2,438
                                                 -----------------------------------------------
Shares outstanding, end of period ...........         799        1,175        6,329        5,379
                                                 ===============================================
CLASS B
Shares sold .................................           9           --           90           --
Shares redeemed .............................           0(C)        --           (1)          --
                                                 -----------------------------------------------
Net increase in shares outstanding ..........           9           --           89           --
Shares outstanding, beginning of period .....          --           --           --           --
                                                 -----------------------------------------------
Shares outstanding, end of period ...........           9           --           89           --
                                                 ===============================================
CLASS C
Shares sold .................................          26          143          558        1,668
Shares redeemed .............................         (14)         (29)        (214)        (154)
                                                 -----------------------------------------------
Net increase in shares outstanding ..........          12          114          344        1,514
Shares outstanding, beginning of period .....         114           --        1,848          334
                                                 -----------------------------------------------
Shares outstanding, end of period ...........         126          114        2,192        1,848
                                                 ===============================================
------------------------------------------------------------------------------------------------

(A)  Class C shares commenced operations May 17, 2001.

(B)  Class B shares commenced operations May 1, 2001.

(C)  Amount rounds to less than 1.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       50
                                      ----

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

================================================================================================
                                                   EQUITY FUND      ENHANCED 30 FUND
------------------------------------------------------------------------------------------------
                                                SIX MONTHS                SIX MONTHS
                                                  ENDED         YEAR        ENDED         YEAR
                                                SEPT. 30,      ENDED      SEPT. 30,      ENDED
                                                 2001(B)     MARCH 31,     2001(B)     MARCH 31,
(000's)                                        (UNAUDITED)      2001     (UNAUDITED)    2001(A)
------------------------------------------------------------------------------------------------
CLASS A
Shares sold .................................       5,206          890           66          696
Shares reinvested ...........................          --          153            3            3
Shares redeemed .............................      (1,253)      (1,947)          (2)          (2)
                                                 -----------------------------------------------
Net increase (decrease) in shares outstanding       3,953         (904)          67          697
Shares outstanding, beginning of period .....       1,942        2,846          697           --
                                                 -----------------------------------------------
Shares outstanding, end of period ...........       5,895        1,942          764          697
                                                 ===============================================
Class B
Shares sold .................................           1           --           31           --
Shares reinvested ...........................          --           --            0(C)        --
                                                 -----------------------------------------------
Net increase in shares outstanding ..........           1           --           31           --
Shares outstanding, beginning of period .....          --           --           --           --
                                                 -----------------------------------------------
Shares outstanding, end of period ...........           1           --           31           --
                                                 ===============================================
Class C
Shares sold .................................           7           28           30           14
Shares reinvested ...........................          --            9            0(C)        --
Shares redeemed .............................         (15)         (20)          (6)          --
                                                 -----------------------------------------------
Net increase (decrease) in shares outstanding          (8)          17           24           14
Shares outstanding, beginning of period .....         179          162           14           --
                                                 ===============================================
Shares outstanding, end of period ...........         171          179           38           14
------------------------------------------------------------------------------------------------

(A) Represents the period from the initial public offering (May 1, 2000 and May 16, 2000) for Class A and Class C shares, respectively, through March 31, 2001.

(B)  Class B shares commenced operations May 1, 2001.

(C)  Amount rounds to less than 1.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       51
                                      ----

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

========================================================================================================================
                                                                 VALUE PLUS FUND                        UTILITY FUND
------------------------------------------------------------------------------------------------------------------------
                                                SIX MONTHS                                         SIX MONTHS
                                                  ENDED     THREE MONTHS     YEAR         YEAR       ENDED        YEAR
                                                SEPT. 30,      ENDED        ENDED        ENDED     SEPT. 30,     ENDED
                                                 2001(A)     MARCH 31,     DEC. 31,     DEC. 31,    2001(A)    MARCH 31,
(000's)                                        (UNAUDITED)      2001         2000         1999    (UNAUDITED)     2001
------------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold .................................       3,387          452        3,249           88          75         162
Shares reinvested ...........................           7            4          458           57          15         256
Shares redeemed .............................        (806)         (84)      (1,772)         (44)       (333)       (595)
                                                 -----------------------------------------------------------------------
Net increase  in shares outstanding .........       2,588          372        1,935          101        (243)       (177)
Shares outstanding, beginning of period .....       5,009        4,637        2,702        2,601       2,242       2,419
                                                 -----------------------------------------------------------------------
Shares outstanding, end of period ...........       7,597        5,009        4,637        2,702       1,999       2,242
                                                 =======================================================================
CLASS B
Shares sold .................................           1           --           --           --           0(B)       --
Shares reinvested ...........................          --           --           --           --           0(B)       --
                                                 -----------------------------------------------------------------------
Net increase (decrease) in shares outstanding           1           --           --           --           0(B)       --
Shares outstanding, beginning of period .....          --           --           --           --          --          --
                                                 -----------------------------------------------------------------------
Shares outstanding, end of period ...........           1           --           --           --           0(B)       --
                                                 =======================================================================
CLASS C
Shares sold .................................          58            9          181           44           6          32
Shares reinvested ...........................          --           --           19            1           0(B)       15
Shares redeemed .............................         (17)         (30)         (56)         (28)        (18)        (53)
                                                 -----------------------------------------------------------------------
Net increase (decrease) in shares outstanding          41          (21)         144           17         (12)         (6)
Shares outstanding, beginning of period .....         170          191           47           30         188         194
                                                 =======================================================================
Shares outstanding, end of period ...........         211          170          191           47         176         188
------------------------------------------------------------------------------------------------------------------------

(A)  Class B shares commenced operations May 1, 2001.

(B)  Amount rounds to less than 1.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       52
                                      ----

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

6.   BORROWINGS

The Aggressive Growth Fund and Growth/Value Fund each have a Loan Agreement with Firstar Bank, N.A. Each Fund may use the Loan Agreement for temporary or emergency purposes, including the financing of capital share redemption requests that might otherwise require the untimely disposition of securities. The Aggressive Growth Fund may also engage in leveraging. The Loan Agreements permit borrowings up to a maximum principal amount outstanding not to exceed the lesser of $3,000,000 for the Aggressive Growth Fund and $1,500,000 Growth/Value Fund or certain other amounts which are calculated based upon the amounts and composition of assets in each Fund as defined in the Loan Agreement. Each Fund agrees to pay interest on any unpaid principal balance at prevailing market rates as defined in the Loan Agreement.

As of September 30, 2001, the Aggressive Growth Fund had $2,035,000 outstanding borrowings and Growth/Value Fund had no outstanding borrowings under the Loan Agreement. The maximum amount outstanding during the six months ended September 30, 2001 for the Aggressive Growth Fund and Growth/Value Fund was $2,705,000 and $1,000,000, respectively, at a weighted average interest rate of 8.76% and 8.13%, respectively. For the six months ended September 30, 2001, the Aggressive Growth Fund and Growth/Value Fund incurred, and the Adviser reimbursed, $28,763 and $286, respectively, of interest expense on such borrowings.

7.   RESTRICTED SECURITY

On December 20, 1999, the Aggressive Growth Fund purchased 83,333 shares of 21e Web Network, Inc. at an original cost of $500,000, the sale of which is restricted. At September 30, 2001, this security represented 0.45% of net assets and was valued at $41,666 based on fair value. The fair value is determined under the direction of the Board of Trustees. No quoted market price exists for 21e Web Network, Inc. shares.

8.   FUND MERGERS AND TERMINATIONS

On February 15, 2000, the Board of Trustees of the Touchstone Series Trust (Series Trust) approved an Agreement and Plan of Reorganization (CST Agreement) between the Series Trust and the Touchstone Strategic Trust (formerly Countrywide Strategic Trust). Pursuant to the CST Agreement, Emerging Growth Fund (Old Emerging Growth Fund) and International Equity Fund (Old International Equity Fund) of Series Trust were merged into separate series of the Strategic Trust. In addition, Value Plus Fund (Old Value Plus Fund) and Touchstone Growth & Income Fund (Growth & Income Fund) of Series Trust merged into the Touchstone Value Plus Fund (New Value Plus Fund) of the Strategic Trust.

The mergers described above were approved by shareholders of the Old Emerging Growth Fund, Old International Equity Fund, Old Value Plus Fund and Growth and Income Fund at special meetings of shareholders held on April 19, 2000.

Pursuant to the CST Agreement described above, on May 1, 2000, New Value Plus Fund acquired all of the assets and assumed liabilities of Old Value Plus Fund and Growth & Income Fund, in an exchange for Class A shares and Class C shares of New Value Plus Fund.

Pursuant to the CST Agreement described above, on May 1, 2000, International Equity Fund acquired all of the assets and assumed liabilities of Old International Equity Fund, in an exchange for Class A shares and Class C shares.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       53
                                      ----

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

Pursuant to the CST Agreement described above, on May 1, 2000, Emerging Growth Fund acquired all of the assets and assumed liabilities of Old Emerging Growth Fund, in an exchange for Class A shares and Class C shares.

The above acquisitions were accomplished by a tax-free exchange of shares of each respective Fund. The value of assets acquired, number of shares issued, unrealized gain or loss acquired and the aggregate net assets of each Fund immediately after the acquisition are as follows:

                            VALUE OF
  ACQUIRING FUND         ACQUIRED FUND         NET ASSETS      NUMBER OF       UNREALIZED       NET ASSETS
OF STRATEGIC TRUST      OF SERIES TRUST         ACQUIRED     SHARES ISSUED   GAIN OR (LOSS)  AFTER ACQUISITION
------------------      ---------------         --------     -------------   --------------  -----------------
Emerging              Old Emerging
 Growth Fund           Growth Fund            $ 21,922,346       1,233,880    $  2,831,406     $ 21,922,346
International         Old International
 Equity Fund           Equity Fund            $ 14,619,896         960,029    $  1,083,108     $ 14,619,896
New Value Plus Fund   Old Value Plus Fund     $ 34,415,946       2,962,931    $  1,629,658     $ 63,982,156
New Value Plus Fund   Growth & Income Fund    $ 29,566,203       2,548,492    $ (1,341,172)    $ 63,982,156

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       54
                                      ----

INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2001 (UNAUDITED)
================================================================================
                                                                      MARKET
COMMON STOCKS -- 112.7%                                 SHARES        VALUE
--------------------------------------------------------------------------------
JAPAN-- 35.1%
Acom .............................................           800   $     70,590
Canon ............................................         2,000         54,907
Chubu Electric Power .............................         4,100         90,186
Daikin Industries ................................         3,000         42,440
Daiwa Securities .................................         8,000         55,478
Denso ............................................         4,800         68,508
East Japan Railway ...............................            20        120,729
Fanuc ............................................           900         33,775
Fuji Photo Film ..................................         2,500         86,055
Fujitsu ..........................................         4,000         33,549
Hitachi ..........................................         8,000         53,262
Hitachi Credit ...................................         3,100         62,723
Honda Motor ......................................         2,000         64,982
ITO Yokado .......................................         1,000         44,413
Kao ..............................................         3,000         73,923
Kubota ...........................................        23,000         64,688
Kyocera ..........................................           700         45,722
Marui ............................................         3,000         41,105
Matsushita Electric ..............................         8,000         98,061
Mitsubishi .......................................         6,000         42,918
Mitsubishi Estate ................................         7,000         69,465
Mitsubishi Heavy .................................         4,000         13,869
Mitsubishi Tokyo Financial* ......................             9         70,271
Mitsui & Co ......................................         7,000         39,728
Murata Manufacturing .............................           900         51,608
NEC ..............................................         5,000         40,845
Nintendo .........................................           300         43,095
Nippon Mitusubishi Oil ...........................        17,000         76,643
Nippon Steel .....................................        27,000         34,455
Nippon Telegraph & Telephone .....................            23        107,363
Nissan Motor .....................................        12,000         50,071
Nisshinbo Industries Inc. ........................         8,000         36,202
Nissin Food Products .............................         2,500         53,837
Nomura Securities ................................         7,000         91,504
NTT Data .........................................            10         44,581
NTT Mobile Communication Network .................             4         54,068
Olympus Optical ..................................         3,000         42,188
Orix .............................................           300         25,061
Ricoh Corp .......................................         4,000         60,247
Rohm Company .....................................           700         68,172
Sanyo Electric ...................................        10,000         36,857
Secom ............................................         1,000         51,549
Seven-Eleven Japan ...............................         2,000         80,934

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       55
                                      ----

================================================================================
                                                                      MARKET
COMMON STOCKS -- 112.7% (CONTINUED)                     SHARES        VALUE
--------------------------------------------------------------------------------
Shin-Etsu Chemical ...............................         2,000   $     56,250
SMC ..............................................           600         47,301
Sony .............................................         1,600         58,971
Sumitomo Bank ....................................        15,000        107,548
Sumitomo Chemical ................................        22,000         79,053
Sumitomo Electric Industries .....................         5,000         44,791
Takeda Chemical Industries .......................         4,000        184,703
Tokio Marine & Fire Insurance ....................         7,000         64,587
Tokyo Broadcasting System ........................         2,000         35,178
Tokyo Electric Power .............................         4,900        122,181
Tokyo Electron ...................................           700         24,565
Toyota Motor .....................................         9,228        237,072
UFJ Holdings* ....................................            10         49,702
West Japan Railway ...............................             9         50,625
Yamato Transport .................................         1,000         19,940
                                                                   ------------
                                                                   $  3,673,094
                                                                   ------------
GREAT BRITAIN-- 21.3%
Abbey National ...................................        10,320   $    151,514
Anglo American ...................................         2,100         25,032
Barclays .........................................         2,773         76,325
BG Group .........................................        20,649         79,663
BP Amoco .........................................        33,406        276,187
Brambles Industries* .............................         4,426         20,933
British Telecommunications .......................        14,621         73,130
Centrica .........................................        13,748         43,079
CGNU .............................................         8,056         99,491
Glaxo Smithkline Plc .............................        13,774        389,048
HSBC Holdings ....................................        10,247        108,083
Kingfisher .......................................         4,931         22,487
Lloyds TSB Group .................................         5,182         49,551
Logica ...........................................         2,725         27,059
Reed International ...............................         7,343         60,655
Royal Bank of Scotland Group .....................         7,502        165,322
Safeway ..........................................        10,185         47,946
Shell Transport & Trading ........................        25,552        191,707
Siebe ............................................        36,821         18,959
Vodafone Group ...................................       137,773        304,017
                                                                   ------------
                                                                   $  2,230,188
                                                                   ------------
FRANCE-- 14.7%
Alcatel ..........................................         2,810   $     32,378
Alstom ...........................................         1,951         29,867
Aventis ..........................................         3,272        248,654
AXA ..............................................         3,392         67,058
Banque Nationale de Paris ........................         1,639        134,274
Carrefour Supermarche ............................         1,522         73,453
Compagnie de Saint Gobain ........................           581         80,037
France Telecom SA ................................         2,692         85,024

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       56
                                      ----

================================================================================
                                                                      MARKET
COMMON STOCKS -- 112.7% (CONTINUED)                     SHARES        VALUE
--------------------------------------------------------------------------------
Groupe Danone ....................................           601   $     78,406
Lafarge SA .......................................           955         77,933
Orange SA* .......................................         5,420         39,557
PSA Peugeot Citroen ..............................         1,850         69,029
Publicis .........................................         3,885         65,569
Suez .............................................         5,300        176,484
Technip SA .......................................           387         48,863
Total Fina, B ....................................           917        123,395
Vivendi Universal ................................         2,339        108,507
                                                                   ------------
                                                                   $  1,538,488
                                                                   ------------
GERMANY-- 8.1%
Allianz ..........................................           526   $    119,008
Deutsche Bank ....................................         1,185         64,702
Kamps ............................................         7,393         45,863
Lion Bioscience* .................................           417          4,280
Muenchener Rueckversicherungs-Gasellschaft .......           713        185,384
Preussag .........................................         4,306        101,745
SAP ..............................................           250         26,457
Siemens ..........................................         3,696        139,595
Veba .............................................         3,129        162,397
                                                                   ------------
                                                                   $    849,431
                                                                   ------------
SWITZERLAND-- 7.3%
Nestle ...........................................           733   $    156,750
Novartis .........................................         4,984        195,554
Roche Holding ....................................         2,099        150,923
Swisscom .........................................           307         86,774
The Swatch Group .................................         1,026         74,408
Union Bank of Switzerland ........................         2,140        100,281
                                                                   ------------
                                                                   $    764,690
                                                                   ------------
AUSTRALIA-- 6.2%
Brambles Industries ..............................        33,242   $    169,031
National Australia Bank ..........................        17,023        216,483
Rio Tinto ........................................        16,767        259,679
                                                                   ------------
                                                                   $    645,193
                                                                   ------------
SPAIN-- 4.3%
Banco Bilbao Vizcaya Argenta .....................        11,381   $    117,327
Banco Santander Central Hispano ..................        12,468         95,774
Endesa ...........................................         4,613         71,754
Telefonica* ......................................        15,170        168,013
                                                                   ------------
                                                                   $    452,868
                                                                   ------------
NETHERLANDS-- 3.6%
Abn Amro .........................................         2,125   $     35,109
Ing Groep ........................................         5,426        145,683
Koninklijke Ahold ................................         1,320         36,729
Koninklijke (Royal) Philips Electronics ..........         5,054         98,209
Verenigde Nederlandse ............................         2,146         60,594
                                                                   ------------
                                                                   $    376,324
                                                                   ------------

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

INTERNATIONAL EQUITY FUND (CONTINUED)
================================================================================
                                                                      MARKET
COMMON STOCKS -- 112.7% (CONTINUED)                     SHARES        VALUE
--------------------------------------------------------------------------------
HONG KONG-- 3.2%
Cheung Kong Holdings .............................         8,000   $     62,312
CNOOC* ...........................................        38,000         38,003
Hang Seng Bank ...................................         6,901         71,448
Hutchison Whampoa ................................        10,000         74,365
Sun Hung Kai Properties ..........................         7,100         45,243
Swire Pacific, Class A ...........................        10,500         39,513
                                                                   ------------
                                                                   $    330,884
                                                                   ------------
ITALY-- 2.8%
Assicurazione Generali ...........................         2,867   $     76,950
ENI Spa ..........................................         4,678         57,657
Istituto Bancario San Paolo di Torino ............         8,419         88,097
Telecom Italia Mobile ............................        13,531         65,647
                                                                   ------------
                                                                   $    288,351
                                                                   ------------
FINLAND-- 2.7%
Nokia Oyj ........................................         6,782   $    111,061
UPM-Kymmene ......................................         6,117        174,671
                                                                   ------------
                                                                   $    285,732
                                                                   ------------
SINGAPORE-- 0.7%
Capitaland* ......................................        13,794   $     10,385
DBS Group Holdings ...............................         5,000         27,312
Singapore Airlines ...............................         5,000         22,642
Singapore Tech Engineering .......................        13,000         16,042
                                                                   ------------
                                                                   $     76,381
                                                                   ------------
INDIA-- 0.6%
Reliance Industries, GDR, 144A ...................         6,100   $     67,782
                                                                   ------------
CHINA-- 0.6%
China Telecom ....................................        19,500   $     62,005
                                                                   ------------
TAIWAN-- 0.5%
United Microelectronics* .........................        10,000   $     53,200
                                                                   ------------
SOUTH KOREA-- 0.5%
Pohang Iron & Steel ..............................         1,300   $     20,410
Samsung Electronics, 144A, GDR ...................           563         30,095
                                                                   ------------
                                                                   $     50,505
                                                                   ------------
MEXICO-- 0.2%
Telefonos de Mexico ADR ..........................           800   $     25,832
                                                                   ------------
SOUTH AFRICA-- 0.2%
Nedcor ...........................................           700   $     20,516
                                                                   ------------

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

INTERNATIONAL EQUITY FUND (CONTINUED)
================================================================================
                                                                      MARKET
COMMON STOCKS -- 112.7% (CONTINUED)                     SHARES        VALUE
--------------------------------------------------------------------------------
BRAZIL-- 0.1%
Petroleo Brasileiro, ADR .........................           500   $      9,600
Tele Norte Leste Participacoes, ADR ..............           400          3,620
                                                                   ------------
                                                                   $     13,220
                                                                   ------------
TOTAL INVESTMENTS AT VALUE-- 112.7%
   (Cost $13,139,758) ............................                 $ 11,804,684

   LIABILITES IN EXCESS OF OTHER ASSETS-- (12.7)%                    (1,326,477)
                                                                   ------------

NET ASSETS--  100.0% .............................                 $ 10,478,207
                                                                   ============

*    Non-income producing security.

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

See accompanying notes to financial statements

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
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                                      ----

================================================================================

Industry sector diversification of the International Equity Fund's investments as a percentage of net assets as of September 30, 2001 was as follows:

--------------------------------------------------------------------------------
                                                                    PERCENTAGE
INDUSTRY SECTOR                                                     NET ASSETS
--------------------------------------------------------------------------------
Banking ........................................................         15.15%
Pharmaceuticals ................................................         11.16%
Oil & Gas ......................................................          8.55%
Telephone Systems ..............................................          7.36%
Insurance ......................................................          6.50%
Electrical Equipment ...........................................          5.49%
Financial Services .............................................          5.42%
Communications .................................................          5.13%
Automotive .....................................................          4.87%
Transportation .................................................          4.41%
Electric Utilities .............................................          4.39%
Heavy Machinery ................................................          4.27%
Electronics ....................................................          3.74%
Beverages, Food and Tobacco ....................................          3.65%
Retailers ......................................................          3.21%
Metals .........................................................          3.00%
Chemicals ......................................................          2.64%
Commercial Services ............................................          2.62%
Multiple Utilities .............................................          2.28%
Forest Products & Paper ........................................          1.67%
Entertainment & Leisure ........................................          1.63%
Media - Broadcasting and Publishing ............................          1.49%
Real Estate ....................................................          1.36%
Advertising ....................................................          0.63%
Office Equipment ...............................................          0.57%
Computer Software & Processing .................................          0.51%
Food Retailers .................................................          0.35%
Textiles, Clothing & Fabrics ...................................          0.35%
Airlines .......................................................          0.22%
Health Care Providers ..........................................          0.04%
Other assets in excess of liabilities ..........................        (12.66%)
                                                                  ------------
                                                                        100.00%
                                                                  ============

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

EMERGING GROWTH FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2001 (UNAUDITED)
================================================================================
                                                                      MARKET
COMMON STOCKS -- 89.5%                                  SHARES        VALUE
--------------------------------------------------------------------------------
COMMERCIAL SERVICES-- 10.6%
Administaff* .....................................        18,800   $    488,800
Anixter International Inc.* ......................        10,000        247,800
Career Education* ................................        13,700        753,500
Celgene Corp.* ...................................        50,600      1,337,358
DeVry* ...........................................        32,900      1,181,110
Forrester Research* ..............................        27,000        448,470
PerkinElmer ......................................        20,200        530,048
Quintiles Transnational Corp.* ...................        49,700        725,620
Regeneration Technologies* .......................        91,300      1,063,645
Sequenom* ........................................        62,200        435,400
Stericycle* ......................................        18,700        779,416
Valassis Communications Inc.* ....................         9,500        303,145
Waste Connections Inc.* ..........................        30,700        828,900
                                                                   ------------
                                                                   $  9,123,212
                                                                   ------------
BANKING-- 8.5%
Banknorth Group Inc. .............................        25,200   $    562,464
East West Bancorp Inc. ...........................        31,200        729,768
Greater Bay Bancorp ..............................        34,300        798,161
Heller Financial .................................        21,400      1,129,278
IndyMac Mortgage Bancorp* ........................        33,000        894,630
Mellon Financial Corp. ...........................        28,900        934,337
Silicon Valley Bancshares* .......................        46,500        939,300
Southwest Bancorp of Texas* ......................        28,200        838,950
Valley National Bank .............................        15,700        467,075
                                                                   ------------
                                                                   $  7,293,963
                                                                   ------------
MEDIA - BROADCASTING & Publishing-- 7.5%
A.H. Belo Corp. ..................................        41,100   $    659,244
Entravision Communications-Class A* ..............        86,200        737,010
Gartner Group Inc.-Class A* ......................        75,700        685,085
Harte-Hanks Inc. .................................        23,900        517,196
Information Holdings* ............................        30,000        589,200
Insight Communications* ..........................        39,800        732,320
Mediacom Communications Corp.* ...................        45,700        595,471
Meredith Corp. ...................................         8,600        276,318
Readers Digest Association Inc. ..................        44,200        812,838
Sinclair Broadcast Group-Class A* ................       106,000        854,360
                                                                   ------------
                                                                   $  6,459,042
                                                                   ------------

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

EMERGING GROWTH FUND (CONTINUED)
================================================================================
                                                                      MARKET
COMMON STOCKS -- 89.5% (CONTINUED)                      SHARES        VALUE
--------------------------------------------------------------------------------
OIL & GAS-- 5.6%
Chesapeake Energy Corp.* .........................       167,200   $    944,680
Devon Energy .....................................        18,600        639,840
Ensco International, Inc. ........................        54,300        793,866
Helmerich & Payne ................................        23,300        608,130
Pride International Inc.* ........................        54,800        569,920
Superior Energy Services* ........................       108,600        640,740
Varco International Inc.* ........................        50,165        605,993
                                                                   ------------
                                                                   $  4,803,169
                                                                   ------------
ELECTRONICS-- 4.9%
Alpha Industries Inc.* ...........................        28,800   $    557,856
Arrow Electronics* ...............................        26,300        548,618
Commscope Inc.* ..................................        30,900        552,183
LSI Logic* .......................................        34,100        400,675
National Semiconductor Corp.* ....................        23,700        522,585
Read-Rite Corp.* .................................       148,300        437,485
Varian Semiconductor* ............................        24,400        630,740
Vishay Intertechnology, Inc.* ....................        29,700        546,480
                                                                   ------------
                                                                   $  4,196,622
                                                                   ------------
INSURANCE-- 4.5%
Everest Re Group .................................        14,600   $    944,620
Philadelphia Consolidated Holding* ...............        24,000        833,760
Phoenix Companies, Inc.* .........................        53,900        778,855
Renaissancere Holdings Ltd. ......................        15,100      1,342,541
                                                                   ------------
                                                                   $  3,899,776
                                                                   ------------
COMPUTER SOFTWARE & PROCESSING-- 4.3%
Arbitron Inc.* ...................................        18,700   $    489,192
Macromedia Inc.* .................................        59,400        719,334
National Data ....................................        22,500        810,000
Networks Associates Inc.* ........................        71,700        924,213
SmartForce Plc ADR* ..............................        47,400        775,464
                                                                   ------------
                                                                   $  3,718,203
                                                                   ------------
HEALTH CARE PROVIDERS-- 4.2%
Alliance Imaging Inc.* ...........................        82,700   $  1,149,530
Manor Care* ......................................        27,800        781,180
Select Medical Corp.* ............................        60,000        945,000
Urocor Inc.* .....................................        41,300        726,054
                                                                   ------------
                                                                   $  3,601,764
                                                                   ------------
HEAVY MACHINERY-- 3.9%
Cummins Inc. .....................................        13,800   $    455,400
Dover Corp. ......................................        18,400        554,024
Pall Corp. .......................................        32,100        624,345
Pentair Inc. .....................................        19,500        600,015
W.W. Grainer .....................................         5,100        198,135
W-H Energy Services* .............................        37,400        525,844
York International Corp. .........................        14,300        409,552
                                                                   ------------
                                                                   $  3,367,315
                                                                   ------------

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
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                                      ----

================================================================================
                                                                      MARKET
COMMON STOCKS -- 89.5% (CONTINUED)                      SHARES        VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS-- 3.8%
Albany Molecular Research* .......................        30,900   $    767,247
Charles River Labs* ..............................        13,600        481,032
ILEX Oncology* ...................................        39,800      1,045,148
Salix Pharmaceutical* ............................        63,100        842,385
Titan Pharmaceuticals* ...........................        26,800        167,500
                                                                   ------------
                                                                      $3,303,31
                                                                   ------------
RETAILERS-- 3.7%
99 Cents Only Stores* ............................        31,500   $  1,019,025
J.C. Penney Company, Inc. ........................        41,400        906,660
Radio Shack ......................................        32,800        795,400
Williams-Sonoma Inc. .............................        20,100        478,581
                                                                   ------------
                                                                   $  3,199,666
                                                                   ------------
BUILDING MATERIALS-- 3.6%
Martin Marietta Materials ........................        12,400   $    484,964
PSS World Medical Inc.* ..........................       269,100      2,567,214
                                                                   ------------
                                                                   $  3,052,178
                                                                   ------------
MEDICAL SUPPLIES-- 3.6%
Advanced Neuromodulation Systems* ................        15,300   $    316,710
Tektronix Inc.* ..................................        42,200        738,078
Teradyne* ........................................        30,200        588,900
Therma-Wave Inc.* ................................        60,200        618,254
Thermo Electron Corp.* ...........................        46,800        844,740
                                                                   ------------
                                                                   $  3,106,682
                                                                   ------------
RESTAURANTS-- 2.1%
CBRL Group Inc. ..................................        40,100   $    880,997
CEC Entertainment Inc.* ..........................        27,000        920,700
                                                                   ------------
                                                                   $  1,801,697
                                                                   ------------
LODGING-- 1.8%
Extended Stay America* ...........................        65,700   $    950,679
Starwood Hotels & Resorts Worldwide REIT .........        26,300        578,600
                                                                   ------------
                                                                   $  1,529,279
                                                                   ------------
ENTERTAINMENT & LEISURE-- 1.7%
Metro-Goldwyn-Mayer Inc.* ........................        55,100   $    933,945
Six Flags Inc.* ..................................        42,700        522,221
                                                                   ------------
                                                                   $  1,456,166
                                                                   ------------
ELECTRICAL EQUIPMENT-- 1.7%
American Power Conversion Corp.* .................        44,100   $    515,088
Wilson Greatbatch Technologies* ..................        32,100        940,530
                                                                   ------------
                                                                   $  1,455,618
                                                                   ------------
COMMUNICATIONS-- 1.6%
Advanced Fibre Communication* ....................        39,600   $    578,556
Powerwave Technologies* ..........................        64,200        765,264
                                                                   ------------
                                                                   $  1,343,820
                                                                   ------------

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                                      ----

================================================================================
                                                                      MARKET
COMMON STOCKS -- 89.5% (CONTINUED)                      SHARES        VALUE
--------------------------------------------------------------------------------
CHEMICALS-- 1.3%
Minerals Technologies, Inc. ......................        11,200   $    422,688
Solutia Inc. .....................................        58,900        730,360
                                                                   ------------
                                                                   $  1,153,048
                                                                   ------------
FINANCIAL SERVICES-- 1.1%
Legg Mason Inc. ..................................        13,200   $    524,832
Seacor Smit Inc.* ................................        13,700        489,090
                                                                   ------------
                                                                   $  1,013,922
                                                                   ------------
TRANSPORTATION-- 1.1%
Carnival Corp. ...................................        43,500   $    957,870
                                                                   ------------
AEROSPACE & DEFENSE-- 1.0%
Digital Think Inc.* ..............................        13,700   $    105,901
Teledyne Technologies Inc.* ......................        47,200        752,840
                                                                   ------------
                                                                   $    858,741
                                                                   ------------
COMPUTERS & INFORMATION-- 1.0%
Maxtor Corp.* ....................................       122,300   $    436,611
Symbol Technologies Inc. .........................        39,200        411,208
                                                                   ------------
                                                                   $    847,819
                                                                   ------------
BEVERAGES, FOOD & TOBACCO-- 0.9%
Hain Celestial Group Inc.* .......................        41,500   $    764,015
                                                                   ------------
WASTE DISPOSAL-- 0.8%
Republic Services Inc.* ..........................        44,600   $    722,520
                                                                   ------------
HOUSEHOLD PRODUCTS-- 0.8%
Rohm & Haas Company ..............................        20,500   $    671,580
                                                                   ------------
ADVERTISING-- 0.8%
Interpublic Group of Companies (The) .............        32,316   $    659,247
                                                                   ------------
AIRLINES-- 0.8%
Southwest Airlines Co. ...........................        43,200   $    641,088
                                                                   ------------
COAL-- 0.7%
Arch Coal Inc. ...................................         40,40   $    630,240
                                                                   ------------
APPAREL RETAILERS-- 0.6%
Ann Taylor* ......................................        23,500   $    515,120
                                                                   ------------
AUTOMOTIVE-- 0.5%
ITT Industries Inc. ..............................        10,200   $    456,960
                                                                   ------------

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       64
                                      ----

================================================================================
                                                                      MARKET
COMMON STOCKS -- 89.5% (CONTINUED)                      SHARES        VALUE
--------------------------------------------------------------------------------
METALS-- 0.5%
AK Steel Holding Corp. ...........................        52,800   $    446,160
                                                                   ------------

TOTAL INVESTMENTS AT VALUE-- 89.8% (Cost $83,255,129)              $ 77,049,814

LIABILITES IN EXCESS OF OTHER ASSETS-- 0.2% ......                    8,767,940
                                                                   ------------

NET ASSETS-- 100.0% ..............................                 $ 85,817,754
                                                                   ============

*    Non-income producing security.

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       65
                                      ----

AGGRESSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2001 (UNAUDITED)
================================================================================
                                                                      MARKET
COMMON STOCKS -- 119.0%                                 SHARES        VALUE
--------------------------------------------------------------------------------
TECHNOLOGY-- 60.7%
21 E Web Network* ................................        83,333   $     41,666
Analog Devices, Inc.* ............................         8,100        264,870
Applied Materials, Inc.* .........................        11,200        318,528
Cisco Systems* ...................................        55,000        669,900
Electronic Data Systems Corporation ..............         5,600        322,448
EMC Corp.* .......................................        21,500        252,625
Intel Corp. ......................................        12,000        244,680
International Business Machines Corp. (IBM) ......         5,100        470,730
Novellus Systems, Inc.* ..........................        20,000        571,200
Oracle Corp.* ....................................        93,500      1,176,230
QLogic Corporation* ..............................         4,000         76,000
Sun Microsystems, Inc.* ..........................        80,500        665,735
Teradyne, Inc.* ..................................        17,500        341,250
VERITAS Software Corp.* ..........................        10,000        184,400
                                                                   ------------
                                                                   $  5,600,262
                                                                   ------------
BIOTECHNOLOGY-- 25.8%
Amgen, Inc.* .....................................         7,500   $    440,700
Genentech, Inc.* .................................        13,600        598,400
IDEC Pharmaceuticals Corp.* ......................        10,000        495,700
Medimmune, Inc.* .................................        15,000        534,450
Myriad Genetics, Inc.* ...........................         3,500        107,240
Protein Design Labs, Inc.* .......................         4,500        212,535
                                                                   ------------
                                                                   $  2,389,025
                                                                   ------------
MEDICAL DEVICES-- 15.4%
Applera Corp. - Applied Biosystems Group .........        14,600   $    356,240
Invitrogen Corp.* ................................         5,900        387,984
Waters Corp.* ....................................        19,000        679,630
                                                                   ------------
                                                                   $  1,423,854
                                                                   ------------
TELECOMMUNICATIONS-- 7.8%
Broadcom Corp. - Class A* ........................        10,000   $    203,000
Brocade Communications Systems, Inc.* ............        10,000        140,300
JDS Uniphase Corp.* ..............................        44,000        278,080
PMC-Sierra, Inc.* ................................         9,300         96,627
                                                                   ------------
                                                                   $    718,007
                                                                   ------------
FINANCIAL SERVICES-- 5.5%
Conseco, Inc. ....................................        31,000   $    225,060
Merrill Lynch & Co., Inc. ........................         7,000        284,200
                                                                   ------------
                                                                   $    509,260
                                                                   ------------

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       66
                                      ----

================================================================================
                                                                      MARKET
COMMON STOCKS -- 119.0% (CONTINUED)                     SHARES        VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS-- 3.8%
Biovail Corp.* ...................................         7,505   $    348,232
                                                                   ------------

TOTAL COMMON STOCKS (Cost $17,919,397) ...........                 $ 10,988,640
                                                                   ------------

TOTAL INVESTMENTS AT VALUE-- 119.0% (Amortized Cost $17,919,397)   $ 10,988,640
                                                                   ------------

LIABILITIES IN EXCESS OF OTHER ASSETS-- (19.0%) ..                   (1,756,906)
                                                                   ------------

NET ASSETS-- 100.0% ..............................                 $  9,231,734
                                                                   ============

*    Non-income producing security.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       67
                                      ----

GROWTH/VALUE FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2001 (UNAUDITED)
================================================================================
                                                                      MARKET
COMMON STOCKS -- 94.2%                                  SHARES        VALUE
--------------------------------------------------------------------------------
HEALTH-- 33.5%
Amgen, Inc.* .....................................        80,200   $  4,712,552
Baxter International, Inc. .......................        80,000      4,404,000
Biovail Corp.* ...................................       100,800      4,677,120
Cardinal Health, Inc. ............................        46,000      3,401,700
Genentech, Inc.* .................................        86,600      3,810,400
Genzyme Corp.* ...................................        68,000      3,088,560
IDEC Pharmaceuticals Corp.* ......................        96,400      4,778,548
Lilly (Eli) & Company ............................        50,000      4,035,000
MedImmune, Inc.* .................................        62,000      2,209,060
Pfizer, Inc. .....................................        90,000      3,609,000
Pharmacia Corp. ..................................        82,490      3,345,794
Protein Design Labs, Inc.* .......................        19,000        897,370
Teva Pharmaceutical Ltd. .........................        57,000      3,445,650
                                                                   ------------
                                                                   $ 46,414,754
                                                                   ------------
TECHNOLOGY-- 32.3%
Analog Devices, Inc.* ............................        90,000      2,943,000
Applied Materials, Inc.* .........................        78,200      2,224,008
Broadcom Corp. - Class A* ........................        99,500      2,019,850
Cisco Systems, Inc.* .............................       234,000      2,850,120
Electronic Data Systems Corporation ..............        70,000      4,030,600
EMC Corp.* .......................................       146,500      1,721,375
Intel Corp. ......................................       145,000      2,956,550
International Business Machines Corp. (IBM) ......        46,100      4,255,030
JDS Uniphase Corp.* ..............................        98,000        619,360
Microsoft Corporation* ...........................        62,000      3,172,540
Millipore Corp. ..................................        65,000      3,441,100
Novellus Systems, Inc.* ..........................        80,000      2,284,800
Oracle Corp.* ....................................       317,000      3,987,860
PMC-Sierra, Inc.* ................................        42,550        442,094
Sun Microsystems, Inc.* ..........................       293,500      2,427,245
Teradyne, Inc.* ..................................        44,000        858,000
Texas Instruments, Inc. ..........................       120,800      3,017,584
VERITAS Software Corp.* ..........................        82,525      1,521,761
                                                                   ------------
                                                                   $ 44,772,877
                                                                   ------------
RETAIL-- 8.0%
Home Depot, Inc. .................................       102,000   $  3,913,740
Target Corp. .....................................       100,000      3,176,000
Wal-Mart Stores, Inc. ............................        79,500      3,935,250
                                                                   ------------
                                                                   $ 11,024,990
                                                                   ------------

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       68
                                      ----

================================================================================
                                                                      MARKET
COMMON STOCKS -- 94.2% (CONTINUED)                      SHARES        VALUE
--------------------------------------------------------------------------------
FINANCIAL SERVICES-- 8.4%
Banc One Corporation .............................       115,000   $  3,619,050
Citigroup, Inc. ..................................        80,333      3,253,486
Conseco, Inc. ....................................       256,000      1,858,560
Merrill Lynch & Co., Inc. ........................        74,000      3,004,400
                                                                   ------------
                                                                   $ 11,735,496
                                                                   ------------
MEDICAL DEVICES-- 6.3%
Applera Corp. - Applied Biosystems Group .........        38,000        927,200
Invitrogen Corp.* ................................        80,765      5,311,106
Waters Corp.* ....................................        68,000      2,432,360
                                                                   ------------
                                                                   $  8,670,666
                                                                   ------------
COMMUNICATIONS-- 3.0%
Brocade Communications Systems, Inc.* ............        45,000        631,350
Liberty Media Corporation* .......................       225,000      2,857,500
Nokia Oyj - ADR ..................................        38,000        594,700
                                                                   ------------
                                                                   $  4,083,550
                                                                   ------------
CONGLOMERATES-- 2.7%
General Electric Company .........................       100,000      3,720,000
                                                                   ------------

TOTAL COMMON STOCKS (Cost $183,338,467) ..........                 $130,422,333
                                                                   ------------
--------------------------------------------------------------------------------
                                                         PAR          MARKET
COMMERCIAL PAPER -- 7.8%                                VALUE         VALUE
--------------------------------------------------------------------------------
Nisource Finance, 3.70%, dated 9/28/01, due
   10/01/01 (Amortized Cost $5,700,000) ..........    $5,700,000   $  5,700,000
Texas Utilities, 3.85%, dated 9/28/01, due
   10/01/01 (Amortized Cost $5,000,000) ..........     5,000,000      5,000,000
                                                                   ------------
                                                                    $10,700,000
                                                                   ------------
TOTAL INVESTMENTS AT VALUE-- 102.0%
   (Amortized Cost $194,038,467) .................                 $141,122,333

LIABILITIES IN EXCESS OF OTHER ASSETS-- (2.0%) ...                   (2,712,069)
                                                                   ------------

NET ASSETS-- 100.0% ..............................                 $138,410,264
                                                                   ============

*    Non-income producing security.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       69
                                      ----

EQUITY FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2001 (UNAUDITED)
================================================================================
                                                                      MARKET
COMMON STOCKS -- 97.7%                                  SHARES        VALUE
--------------------------------------------------------------------------------
HEALTH-- 24.1%
Baxter International, Inc. .......................        37,500   $  2,064,375
Cardinal Health, Inc. ............................        33,500      2,477,325
Elan Corp. plc - ADR* ............................        33,900      1,642,455
Forest Laboratories, Inc.* .......................        20,000      1,442,800
Health Management Associates, Inc.* ..............        84,100      1,745,916
King Pharmaceuticals, Inc.* ......................        38,800      1,627,660
Medtronic, Inc. ..................................        42,500      1,848,750
Pfizer, Inc. .....................................        70,100      2,811,010
                                                                   ------------
                                                                   $ 15,660,291
                                                                   ------------
TECHNOLOGY-- 21.2%
Analog Devices, Inc.* ............................        50,000   $  1,635,000
Cisco Systems, Inc.* .............................       116,700      1,421,406
EMC Corp.* .......................................        55,100        647,425
Intel Corp. ......................................        68,900      1,404,871
International Business Machines Corp. (IBM) ......        29,200      2,695,160
Microsoft Corp.* .................................        54,600      2,793,882
QLogic Corporation* ..............................        39,700        754,300
SunGard Data Systems Inc. ........................        72,600      1,696,662
VERITAS Software Corp.* ..........................        40,600        748,664
                                                                   ------------
                                                                   $ 13,797,370
                                                                   ------------
FINANCIAL SERVICES-- 15.0%
American International Group .....................        23,200   $  1,809,600
Citigroup, Inc. ..................................        40,700      1,648,350
Concord EFS, Inc.* ...............................        36,300      1,776,885
Freddie Mac ......................................        21,300      1,384,500
North Fork Bancorporation, Inc. ..................        61,000      1,814,140
Synovus Financial Corp. ..........................        47,200      1,302,720
                                                                   ------------
                                                                   $  9,736,195
                                                                   ------------
CONSUMER, CYCLICAL-- 13.1%
Bed Bath & Beyond, Inc.* .........................        53,800   $  1,369,748
BJ's Wholesale Club, Inc.* .......................        37,800      1,799,658
Home Depot, Inc. .................................        53,300      2,045,121
Lowe's Companies, Inc. ...........................        66,100      2,092,065
Omnicom Group, Inc. ..............................        18,800      1,220,120
                                                                   ------------
                                                                   $  8,526,712
                                                                   ------------
CONSUMER, NON-CYCLICAL-- 4.9%
Colgate-Palmolive Company ........................        22,300    $$1,298,975
PepsiCo, Inc. ....................................        39,400      1,910,900
                                                                   ------------
                                                                   $  3,209,875
                                                                   ------------
CAPITAL GOODS-- 7.6%
General Electric Co. .............................        61,400   $  2,284,080
Tyco International, Ltd. .........................        56,700      2,579,850
                                                                   ------------
                                                                   $  4,863,930
                                                                   ------------

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       70
                                      ----

================================================================================
                                                                      MARKET
COMMON STOCKS -- 97.7% (CONTINUED)                      SHARES        VALUE
--------------------------------------------------------------------------------
BIOLOGICAL PRODUCTS-- 2.7%
Amgen* ...........................................        30,000   $  1,762,800
                                                                   ------------
COMMUNICATION SERVICES-- 1.9%
Broadwing, Inc. ..................................        75,200   $  1,209,216
                                                                   ------------
CONSUMER STAPLES-- 3.6%
AOL Time Warner, Inc.* ...........................        40,600   $  1,343,860
Univision Communications, Inc. - Class A* ........        41,000        940,950
                                                                   ------------
                                                                   $  2,284,810
                                                                   ------------
ELECTRIC SERVICES-- 1.3%
Calpine Corp.* ...................................        37,600   $    857,656
                                                                   ------------
OIL & GAS PRODUCERS-- 1.2%
Noble Drilling Corp.* ............................        33,500   $    804,000
                                                                   ------------
COLLEGES & UNIVERSITIES-- 1.1%
Apollo Group, Inc.* ..............................        17,400   $    731,322
                                                                   ------------

TOTAL COMMON STOCKS (Cost $80,760,045) ...........                 $ 63,444,177
                                                                   ------------

--------------------------------------------------------------------------------
                                                         PAR          MARKET
COMMERCIAL PAPER -- 1.4%                                VALUE         VALUE
--------------------------------------------------------------------------------
Texas Utilities, 3.85%, dated 9/28/01, due
   10/01/01 (Amortized Cost $905,000) ............    $  905,000   $    905,000
                                                                   ------------

TOTAL INVESTMENTS AT VALUE-- 99.1%
   (Amortized Cost $81,665,045) ..................                 $ 64,349,177

OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.9% .....                      602,172
                                                                   ------------

NET ASSETS-- 100.0% ..............................                 $ 64,951,349
                                                                   ============

*    Non-income producing security.

ADR - American Depository Receipt

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       71
                                      ----

ENHANCED 30 FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2001 (UNAUDITED)
================================================================================
                                                                      MARKET
COMMON STOCKS -- 93.5%                                  SHARES        VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY-- 16.0%
Cisco Systems* ...................................        10,800   $    131,544
Computer Sciences Corporation* ...................         6,100        202,337
Hewlett-Packard Company ..........................        10,000        161,000
Intel Corporation ................................         8,600        175,354
International Business Machines Corp. (IBM) ......         2,100        193,830
Microsoft Corporation* ...........................         3,700        189,329
                                                                   ------------
                                                                   $  1,053,394
                                                                   ------------
INDUSTRIAL-- 15.3%
Boeing Company ...................................         5,500   $    184,250
General Electric Company .........................         6,000        223,200
Honeywell International, Inc. ....................         7,100        187,440
Minnesota Mining & Mfg. Co.* .....................         2,400        236,160
United Technologies Corp. ........................         3,800        176,700
                                                                   ------------
                                                                   $  1,007,750
                                                                   ------------
FINANCIAL SERVICES-- 17.7%
American Express Co. .............................         8,600   $    249,916
Bank of America Corp. ............................         4,300        251,120
Citigroup, Inc. ..................................         4,666        188,973
Equity Office Properties Trust ...................         7,700        246,400
JP Morgan Chase & Co.* ...........................         6,660        227,439
                                                                   ------------
                                                                   $  1,163,848
                                                                   ------------
HEALTH-- 13.7%
Bristol-Myers Squibb Company .....................         4,000   $    222,240
Johnson & Johnson ................................         5,000        277,000
Merck & Co., Inc. ................................         3,100        206,460
Pfizer, Inc. .....................................         4,900        196,490
                                                                   ------------
                                                                   $    902,190
                                                                   ------------
CONSUMER DISCRETIONARY-- 11.8%
Home Depot, Inc. .................................         5,400   $    207,198
McDonald's Corp. .................................         6,400        173,696
Wal-Mart Stores, Inc. ............................         4,400        217,800
Walt Disney Company ..............................         9,500        176,890
                                                                   ------------
                                                                   $    775,584
                                                                   ------------
CONSUMER STAPLES-- 6.5%
Coca-Cola Company ................................         4,100   $    192,085
Kimberly-Clark Corporation .......................         3,800        235,600
                                                                   ------------
                                                                   $    427,685
                                                                   ------------
TELECOMMUNICATIONS-- 3.6%
SBC Communications, Inc. .........................         5,100   $    240,312
                                                                   ------------

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       72
                                      ----

================================================================================
                                                                      MARKET
COMMON STOCKS -- 93.5% (CONTINUED)                      SHARES        VALUE
--------------------------------------------------------------------------------
ENERGY-- 3.5%
Exxon Mobil Corp. ................................         5,800   $    228,520
                                                                   ------------
MATERIALS-- 2.7%
E.I. du Pont de Nemours & Co. ....................         4,700   $    176,344
                                                                   ------------
UTILITIES-- 2.7%
El Paso Corporation ..............................         4,300   $    178,665
                                                                   ------------

TOTAL COMMON STOCK (Cost $7,586,713) .............                 $  6,154,292
                                                                   ------------

--------------------------------------------------------------------------------
                                                                      MARKET
MONEY MARKETS -- 2.0%                                   SHARES        VALUE
--------------------------------------------------------------------------------
Fifth Third U.S. Treasury Money Market Fund
   (Amortized Cost $133,790) .....................       133,790   $    133,790
                                                                   ------------

TOTAL INVESTMENTS AT VALUE-- 95.5%
   (Amortized Cost $7,720,503) ...................                 $  6,288,082

OTHER ASSETS IN EXCESS OF LIABILITIES-- 4.5% .....                      298,062
                                                                   ------------

NET ASSETS-- 100.0% ..............................                 $  6,586,144
                                                                   ============

*    Non-income producing security.

ADR - American Depository Receipt

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       73
                                      ----

VALUE PLUS FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2001 (UNAUDITED)
================================================================================
                                                                      MARKET
COMMON STOCKS -- 95.8%                                  SHARES        VALUE
--------------------------------------------------------------------------------
BANKING-- 11.4%
Bank of America ..................................        38,500   $  2,248,400
Charter One Financial ............................        78,330      2,210,473
Citigroup ........................................        52,082      2,109,321
Fleet Boston Financial ...........................        23,000        833,750
North Fork Bancorp ...............................        39,975      1,188,856
                                                                   ------------
                                                                   $  8,590,800
                                                                   ------------
TELEPHONE SYSTEMS-- 10.0%
Alltel ...........................................        18,900   $  1,095,255
Broadwing* .......................................       103,600      1,665,888
SBC Communications ...............................        24,825      1,169,754
Verizon Communications ...........................        41,575      2,249,623
Worldcom-MCI* ....................................        90,000      1,353,600
                                                                   ------------
                                                                   $  7,534,120
                                                                   ------------
OIL & GAS-- 6.9%
Chevron ..........................................         9,000   $    762,750
Conoco-Class A ...................................        69,450      1,766,113
Exxon Mobil ......................................        39,688      1,563,707
Transocean Sedco Forex ...........................        41,717      1,101,329
                                                                   ------------
                                                                   $  5,193,899
                                                                   ------------
INSURANCE-- 5.8%
Lincoln National .................................        38,600   $  1,799,918
Wellpoint Health Networks* .......................        23,300      2,543,195
                                                                   ------------
                                                                   $  4,343,113
                                                                   ------------
ELECTRONICS-- 5.6%
Analog Devices* ..................................        30,900   $  1,010,430
Flextronics International* .......................        88,400      1,462,136
Intel ............................................        42,600        868,614
LSI Logic* .......................................        71,100        835,425
                                                                   ------------
                                                                   $  4,176,605
                                                                   ------------
FINANCIAL SERVICES-- 5.3%
Federal National Mortgage Association ............        20,375   $  1,631,223
Morgan Stanley Dean Witter .......................        12,200        565,470
USA Education ....................................        21,525      1,784,638
                                                                   ------------
                                                                     $3,981,331
                                                                   ------------
COMPUTERS & INFORMATION-- 5.1%
Hewlett-Packard ..................................        23,000   $    370,300
International Business Machines ..................        20,900      1,929,070
Lexmark International Group-Class A* .............        34,200      1,529,082
                                                                   ------------
                                                                   $  3,828,452
                                                                   ------------
BEVERAGES, FOOD & TOBACCO-- 5.0%
Anheuser Busch Cos Inc. ..........................        56,900   $  2,382,972
Ralston-Ralston Purina Group .....................        41,900      1,374,320
                                                                   ------------
                                                                   $  3,757,292
                                                                   ------------

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       74
                                      ----

================================================================================
                                                                      MARKET
COMMON STOCKS -- 95.8% (CONTINUED)                      SHARES        VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS-- 4.5%
Bristol-Myers Squibb .............................        39,300   $  2,183,508
Merck ............................................        18,500      1,232,100
                                                                   ------------
                                                                   $  3,415,608
                                                                   ------------
RETAILERS-- 4.0%
CVS ..............................................        36,000   $  1,195,200
Federated Department Stores* .....................        24,225        683,145
RadioShack .......................................        48,200      1,168,850
                                                                   ------------
                                                                   $  3,047,195
                                                                   ------------
METALS-- 4.0%
Alcoa ............................................        33,600   $  1,041,936
Masco Corp. ......................................        94,500      1,931,580
                                                                   ------------
                                                                   $  2,973,516
                                                                   ------------
FOREST PRODUCTS AND PAPER-- 3.6%
Kimberly-Clark ...................................        43,725   $  2,710,950
                                                                   ------------
INDUSTRIAL - DIVERSIFIED-- 3.5%
Tyco International ...............................        57,100   $  2,598,050
                                                                   ------------
ELECTRIC UTILITIES-- 2.9%
CMS Energy .......................................        64,350   $  1,287,000
Dominion Resources ...............................        15,500        919,925
                                                                   ------------
                                                                   $  2,206,925
                                                                   ------------
AUTOMOTIVE-- 2.7%
Magna International-Class A ......................        38,100   $  2,009,775
                                                                   ------------
HEAVY MACHINERY-- 2.6%
Applied Materials* ...............................         9,500   $    270,180
Ingersoll Rand ...................................        50,550      1,708,590
                                                                   ------------
                                                                     $1,978,770
                                                                   ------------
COMPUTER SOFTWARE & PROCESSING-- 2.6%
Computer Associates International ................        74,700   $  1,922,778
                                                                   ------------
HEALTH CARE PROVIDERS-- 2.5%
Health Management Associates, Inc.* ..............        91,800   $  1,905,768
                                                                   ------------
CHEMICALS-- 1.4%
Du Pont (E.I.) De Nemours ........................        28,000   $  1,050,560
                                                                   ------------
AEROSPACE & DEFENSE-- 1.4%
Honeywell International ..........................        39,100   $  1,032,240
                                                                   ------------
MULTIPLE UTILITIES-- 1.4%
NiSource .........................................        45,000   $  1,048,950
                                                                   ------------
MEDICAL SUPPLIES-- 1.4%
Baxter International .............................        18,600   $  1,023,930
                                                                   ------------

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       75
                                      ----

================================================================================
                                                                      MARKET
COMMON STOCKS -- 95.8% (CONTINUED)                      SHARES        VALUE
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT-- 1.2%
Emerson Electric .................................        19,900   $    936,494
                                                                   ------------
TRANSPORTATION-- 1.0%
US Freightways ...................................        23,500   $    733,200
                                                                   ------------

TOTAL COMMON STOCK (Amortized Cost $79,931,663) ..                 $ 72,000,321
                                                                   ------------

TOTAL INVESTMENTS AT VALUE-- 95.8%
   (Amortized Cost $79,931,663) ..................                 $ 72,000,321

OTHER ASSETS IN EXCESS OF LIABILITIES-- 4.2% .....                    3,134,503
                                                                   ------------

NET ASSETS-- 100.0% ..............................                 $ 75,134,824
                                                                   ============

*    Non-income producing security.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       76
                                      ----

UTILITY FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2001 (UNAUDITED)
================================================================================
                                                                      MARKET
PREFERRED STOCKS -- 4.4%                                SHARES        VALUE
--------------------------------------------------------------------------------
ELECTRIC UTILITIES-- 4.4%
Appalachian Power, 8.25% .........................         5,000   $    124,750
Carolina Power & Light Company, 8.55% ............         2,000         51,900
Columbus Southern Power, 8.38% ...................         6,500        161,850
IES Utilities, Inc., 7.85% .......................         5,000        124,500
New Century Energies, 7.85% ......................         3,000         74,250
Ohio Power Co., 8.16% ............................         4,900        122,500
PSO Capital I, Series A, 8% ......................         2,000         49,700
SWEPCO Capital, 7.875% ...........................         3,000         74,100
Virginia Power Capital, 8.05% ....................         4,000        100,400
                                                                   ------------
TOTAL PREFERRED STOCK (Amortized Cost $827,824) ..                 $    883,950
                                                                   ------------

--------------------------------------------------------------------------------
                                                                      MARKET
COMMON STOCKS -- 89.4%                                  SHARES        VALUE
--------------------------------------------------------------------------------
ELECTRIC COMPANIES-- 58.9%
Cinergy Corp. ....................................         9,000   $    277,830
CMS Energy Corp. .................................        33,000        660,000
Constellation Energy Group .......................        48,000      1,161,600
Dominion Resources, Inc. .........................        25,000      1,483,750
DPL, Inc. ........................................         3,000         72,960
DTE Energy Co. ...................................        21,000        904,050
Duke Energy Corp. ................................        45,000      1,703,250
Exelon Corporation ...............................         5,000        223,000
FirstEnergy Corp. ................................         5,000        179,750
Kansas City Power & Light Co. ....................        57,000      1,487,130
Pinnacle West Capital Corp. ......................        30,000      1,191,000
Progress Energy, Inc. ............................        13,000        558,870
Puget Energy, Inc. ...............................        40,000        859,600
Xcel Energy, Inc. ................................        38,000      1,069,700
                                                                   ------------
                                                                   $ 11,832,490
                                                                   ------------
POWER PRODUCERS-- 13.4%
AES Corp.* .......................................        40,000   $    512,800
Calpine Corp.* ...................................        36,000        821,160
Dynegy - Class A .................................        10,000        346,500
Orion Power Holdings, Inc.* ......................        40,000      1,020,000
                                                                   ------------
                                                                   $  2,700,460
                                                                   ------------
NATURAL GAS-- 11.8%
Equitable Resources, Inc. ........................         8,000   $    240,080
NiSource, Inc. ...................................        52,000      1,212,120
Williams Cos., Inc. ..............................        34,000        928,200
                                                                   ------------
                                                                   $  2,380,400
                                                                   ------------

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       77
                                      ----

================================================================================
                                                                      MARKET
COMMON STOCKS -- 86.7% (CONTINUED)                      SHARES        VALUE
--------------------------------------------------------------------------------
MEDIA COMMUNICATION-- 3.1%
Alliance Atlantis Communications, Inc.* ..........        25,000   $    242,500
Liberty Media Corporation* .......................        30,000        381,000
                                                                   ------------
                                                                   $    623,500
                                                                   ------------
COMMUNICATION-- 2.2%
Centennial Cellular Communications ...............        48,000   $    432,000
                                                                   ------------

TOTAL COMMON STOCKS (Cost $19,398,711) ...........                 $ 18,852,800
                                                                   ------------

--------------------------------------------------------------------------------
                                                         PAR          MARKET
COMMERCIAL PAPER -- 7.4%                                VALUE         VALUE
--------------------------------------------------------------------------------

Hawaiian Electric Co., 3.40%, dated 9/28/01, due
   10/09/01 (Amortized Cost $499,622) ............    $  500,000   $    499,622
Nisource Finance, 3.70%, dated 9/28/01, due
   10/01/01 (Amortized Cost $485,000) ............       485,000        485,000
Texas Utilities, 3.85%, dated 9/28/01, due
   10/01/01 (Amortized Cost $500,000) ............       500,000        500,000
                                                                   ------------
                                                                     $1,484,622
                                                                   ------------

TOTAL INVESTMENTS AT VALUE-- 101.2%
   (Amortized Cost $20,883,333) ..................                 $ 20,337,422

LIABILITIES IN EXCESS OF OTHER ASSETS-- (1.2%) ...                     (259,769)
                                                                   ------------

NET ASSETS-- 100.0% ..............................                 $ 20,077,653
                                                                   ============

*    Non-income producing security.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       78
                                      ----

                      This page intentionally left blank.

================================================================================

TOUCHSTONE FAMILY OF FUNDS

DISTRIBUTOR
Touchstone Securities, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202-4094
800.638.8194
www.touchstonefunds.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202-4094

TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
800.543.0407

Member Western & Southern Financial Group

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                                               -----------------
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